GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 16.01%
	ACC Trust(b)
	Series 2019-1 Class B
$ 474,409	4.47%, 10/20/2022	$ 477,244
	Series 2021-1 Class C
830,000	2.08%, 12/20/2024	829,796
100,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/17/2026	100,172
242,260	Ajax Mortgage Loan Trust(b)(c) Series 2019-D Class A1 2.96%, 09/25/2065	243,839
865,000	Aligned Data Centers Issuer LLC(b) Series 2021-1A Class A2 1.94%, 08/15/2046	868,184
	American Credit Acceptance Receivables Trust(b)
	Series 2019-2 Class C
406,335	3.17%, 06/12/2025	409,373
	Series 2019-3 Class D
360,000	2.89%, 09/12/2025	367,468
251,159	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	265,067
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	745,527
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	339,047
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	85,745
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	553,898
	Series 2021-SFR2 Class C
150,000	1.88%, 08/17/2038	149,361
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	516,346
174,717	Amur Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	176,241
	Aqua Finance Trust(b)
	Series 2019-A Class C
970,000	4.01%, 07/16/2040	1,008,004
	Series 2020-AA Class D
620,000	7.15%, 07/17/2046	643,705
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	109,989
762,300	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	790,524
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 865,000	Avant Credit Card Master Trust(b) Series 2021-1A Class A 1.37%, 04/15/2027	$ 862,060
	Avid Automobile Receivables Trust(b)
	Series 2019-1 Class C
1,160,000	3.14%, 07/15/2026	1,187,996
	Series 2019-1 Class D
715,000	4.03%, 07/15/2026	732,909
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class A
105,000	3.35%, 09/22/2025	111,921
	Series 2019-2A Class D
830,000	3.04%, 09/22/2025	831,391
	Series 2020-1A Class B
105,000	2.68%, 08/20/2026	109,248
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	507,279
	Series 2020-2A Class B
205,000	2.96%, 02/20/2027	216,094
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	156,965
	Bayview Opportunity Master Fund IV Trust(b)(d)
	Series 2017-SPL4 Class B2
100,000	4.75%, 01/28/2055	102,570
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057	387,579
	BCC Funding Corp LLC(b)
	Series 2019-1A Class D
1,170,000	3.94%, 07/20/2027	1,180,806
	Series 2020-1 Class D
770,000	4.89%, 09/22/2025	770,693
190,000	Brex Commercial Charge Card Master Trust(b) Series 2021-1 Class A 2.09%, 07/15/2024	191,976
	Business Jet Securities LLC(b)
	Series 2019-1 Class A
569,091	4.21%, 07/15/2034	583,581
	Series 2020-1A Class A
119,674	2.98%, 11/15/2035	121,225
	Series 2021-1A Class B
91,969	2.92%, 04/15/2036	92,403
420,900	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	424,553
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	330,925
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	246,915
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	206,061
	Series 2020-4 Class D
175,000	1.75%, 04/15/2027	177,091

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 574,017	CF Hippolyta LLC(b) Series 2020-1 Class A1 1.69%, 07/15/2060	$ 581,794
	CLI Funding LLC(b)
	Series 2020-3A Class A
393,083	2.07%, 10/18/2045	395,655
	Series 2021-1A Class A
296,692	1.64%, 02/18/2046	292,881
110,000	College Ave Student Loans LLC(b) Series 2021-A Class C 2.92%, 07/25/2051	110,869
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
187,758	3.04%, 01/25/2047	192,043
	Series 2020-1 Class A
234,454	1.69%, 10/25/2051	232,833
336,197	Conn's Receivables Funding LLC(b) Series 2020-A Class B 4.27%, 06/16/2025	338,343
	CoreVest American Finance Trust(b)
	Series 2018-2 Class A
318,499	4.03%, 11/15/2052	333,560
	Series 2019-3 Class A
271,116	2.71%, 10/15/2052	282,327
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	152,919
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	243,549
	Series 2020-2 Class C
100,000	4.86%, 05/15/2052(d)	113,193
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	105,516
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	200,891
110,000	CPS Auto Receivables Trust(b) Series 2020-C Class C 1.71%, 08/17/2026	111,508
	Credit Acceptance Auto Loan Trust(b)
	Series 2019-3A Class C
275,000	3.06%, 03/15/2029	285,173
	Series 2020-1A Class C
300,000	2.59%, 06/15/2029	308,034
	Series 2020-2A Class C
250,000	2.73%, 11/15/2029	257,474
	Series 2020-3A Class C
290,000	2.28%, 02/15/2030	295,872
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	250,300
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	249,656
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
159,225	4.03%, 11/20/2047	167,893
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A23
$ 196,000	4.35%, 05/20/2049	$ 212,917
	Dell Equipment Finance Trust(b)
	Series 2020-2 Class C
100,000	1.37%, 01/22/2024	101,196
	Series 2020-2 Class D
105,000	1.92%, 03/23/2026	106,940
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	613,132
534,956	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	538,697
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
332,925	4.12%, 07/25/2047	357,360
	Series 2018-1A Class A2II
68,075	4.33%, 07/25/2048	73,523
	Series 2019-1A Class A2
338,840	3.67%, 10/25/2049	364,093
	Series 2021-1A Class A2I
793,012	2.66%, 04/25/2051	815,547
	Drive Auto Receivables Trust
	Series 2018-3 Class D
103,374	4.30%, 09/16/2024	105,129
	Series 2020-1 Class D
230,000	2.70%, 05/17/2027	235,779
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
175,000	2.96%, 04/15/2025	180,107
	Series 2021-2A Class D
155,000	1.50%, 02/16/2027	155,250
78,700	Earnest Student Loan Program LLC(b) Series 2017-A Class A2 2.65%, 01/25/2041	78,867
249,921	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	255,774
152,576	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	152,013
219,691	ELFI Graduate Loan Program LLC(b) Series 2019-A Class A 2.54%, 03/25/2044	222,787
	Exeter Automobile Receivables Trust
	Series 2019-1A Class D
955,000	4.13%, 12/16/2024(b)	981,938
	Series 2019-2A Class E
950,000	4.68%, 05/15/2026(b)	1,005,075
	Series 2019-3A Class C
820,634	2.79%, 05/15/2024(b)	827,402

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-4A Class D
$ 960,000	2.58%, 09/15/2025(b)	$ 983,927
	Series 2020-2A Class D
305,000	4.73%, 04/15/2026(b)	324,026
	Series 2020-3A Class D
115,000	1.73%, 07/15/2026	117,036
795,000	Fair Square Issuance Trust(b) Series 2020-AA Class A 2.90%, 09/20/2024	800,330
820,000	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 4.75%, 04/25/2051	818,197
120,000	First Investors Auto Owner Trust(b) Series 2019-2A Class D 2.80%, 12/15/2025	122,853
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
495,000	1.74%, 08/17/2037	497,909
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	201,078
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	101,958
	Series 2020-SFR2 Class B
915,000	1.57%, 10/19/2037	914,303
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	771,656
	Series 2021-SFR1 Class D
1,015,000	2.19%, 08/17/2038	1,010,784
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	332,399
	Series 2021-SFR1 Class E2
280,000	2.49%, 08/17/2038	277,832
	Series 2021-SFR2 Class E1
280,000	2.26%, 09/17/2038	275,911
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	137,642
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	217,198
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	401,589
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	662,055
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	244,469
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	209,896
815,000	Ford Credit Auto Owner Trust Series 2020-C Class A3 0.41%, 07/15/2025	815,701
238,469	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	241,251
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	$ 229,371
	Freedom Financial Trust(b)
	Series 2021-2 Class C
100,000	1.94%, 06/19/2028	100,411
	Series 2021-3FP Class D
255,000	2.37%, 11/20/2028	253,482
	FRTKL Trust(b)
	Series 2021-SFR1 Class E1
100,000	2.37%, 09/17/2038	99,066
	Series 2021-SFR1 Class E2
100,000	2.52%, 09/17/2038	99,070
337,902	Genesis Private Label Amortizing Trust(b) Series 2020-1 Class B 2.83%, 07/20/2030	338,214
	GLS Auto Receivables Issuer Trust(b)
	Series 2019-4A Class D
1,545,000	4.09%, 08/17/2026	1,602,903
	Series 2020-1A Class C
340,000	2.72%, 11/17/2025	348,359
	Series 2020-2A Class B
875,000	3.16%, 06/16/2025	901,992
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,783,032
	Series 2021-1A Class D
965,000	1.68%, 01/15/2027	967,915
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	343,956
540,000	GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3 0.35%, 10/16/2025	540,076
100,000	GMF Floorplan Owner Revolving Trust(b) Series 2020-1 Class C 1.48%, 08/15/2025	101,322
764,225	Hardee's Funding LLC(b) Series 2020-1A Class A2 3.98%, 12/20/2050	809,968
1,320,000	Hertz Vehicle Financing III LP(b) Series 2021-2A Class A 1.68%, 12/27/2027	1,321,388
762,671	HIN Timeshare Trust(b) Series 2020-A Class C 3.42%, 10/09/2039	787,801
	Home Partners of America Trust(b)
	Series 2019-1 Class D
178,897	3.41%, 09/17/2039	178,383
	Series 2019-2 Class D
127,397	3.12%, 10/19/2039	124,994
	Series 2020-2 Class A
270,066	1.53%, 01/17/2041	266,265
	Series 2021-1 Class E
99,624	2.58%, 09/19/2041	98,903

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 534,888	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	$ 533,563
	HPEFS Equipment Trust(b)
	Series 2019-1A Class C
110,000	2.49%, 09/20/2029	111,297
	Series 2020-1A Class D
315,000	2.26%, 02/20/2030	321,404
	Series 2020-2A Class C
100,000	2.00%, 07/22/2030	101,879
	Series 2021-1A Class D
150,000	1.03%, 03/20/2031	149,583
	Invitation Homes Trust(b)(e)
	Series 2018-SFR2 Class B
109,983	1.16%, 06/17/2037 1-mo. LIBOR + 1.08%	110,134
	Series 2018-SFR3 Class B
99,991	1.23%, 07/17/2037 1-mo. LIBOR + 1.15%	100,158
641,000	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	680,354
219,364	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	219,464
422,860	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	423,392
344,585	Legacy Mortgage Asset Trust(b)(c) Series 2019-GS4 Class A1 3.44%, 05/25/2059	344,928
	Lendmark Funding Trust(b)
	Series 2018-2A Class A
1,005,000	4.23%, 04/20/2027	1,007,010
	Series 2019-1A Class A
795,000	3.00%, 12/20/2027	808,366
	Series 2021-1A Class A
825,000	1.90%, 11/20/2031	828,912
	MAPS Ltd(b)
	Series 2018-1A Class A
485,684	4.21%, 05/15/2043	489,773
	Series 2021-1A Class A
921,952	2.52%, 06/15/2046	926,798
	Mariner Finance Issuance Trust(b)
	Series 2019-AA Class A
995,000	2.96%, 07/20/2032	1,014,195
	Series 2020-AA Class A
770,000	2.19%, 08/21/2034	786,922
	Marlette Funding Trust(b)
	Series 2019-4A Class A
35,663	2.39%, 12/17/2029	35,768
	Series 2021-2A Class C
100,000	1.50%, 09/15/2031	99,861
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,150,000	Mercury Financial Credit Card Master Trust(b) Series 2021-1A Class A 1.54%, 03/20/2026	$ 1,153,223
122,736	Merlin Aviation Holdings Designated Activity Co(b)(c) Series 2016-1 Class A 4.50%, 12/15/2032	118,822
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.48%, 04/25/2055	938,838
270,000	Mill City Mortgage Loan Trust(b)(d) Series 2017-1 Class M2 3.25%, 11/25/2058	280,569
	Mission Lane Credit Card Master Trust(b)
	Series 2021-A Class A
1,100,000	1.59%, 09/15/2026	1,095,200
	Series 2021-A Class B
100,000	2.24%, 09/15/2026	99,568
	MVW Owner Trust(b)
	Series 2016-1A Class A
397,328	2.25%, 12/20/2033	400,567
	Series 2019-1A Class C
41,720	3.33%, 11/20/2036	42,566
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	102,912
	Series 2020-HA Class A
79,833	1.31%, 01/15/2069	80,368
	Series 2021-A Class A
279,644	0.84%, 05/15/2069	279,236
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	264,922
700,000	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	703,910
284,666	Oasis LLC(b) Series 2020-2A Class A 4.26%, 05/15/2032	286,649
331,561	Oasis Securitization Funding LLC(b) Series 2021-1A Class A 2.58%, 02/15/2033	332,340
915,000	Octane Receivables Trust(b) Series 2020-1A Class B 1.98%, 06/20/2025	925,745
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
120,000	3.57%, 03/14/2033	125,079
	Series 2020-1A Class B
290,000	4.83%, 05/14/2032	307,883
	Series 2020-2A Class A
355,000	1.75%, 09/14/2035	359,669
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	268,759

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 280,013	Planet Fitness Master Issuer LLC(b) Series 2019-1A Class A2 3.86%, 12/05/2049	$ 284,611
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,215,000	4.14%, 10/15/2024	1,243,098
	Series 2019-1A Class D
980,000	3.01%, 08/15/2025	1,002,053
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	242,049
282,580	Preston Ridge Partners Mortgage LLC(b)(c) Series 2020-4 Class A1 2.95%, 10/25/2025	283,673
906,819	Pretium Mortgage Credit Partners I LLC(b)(c) Series 2020-NPL3 Class A1 3.10%, 06/27/2060	907,123
	Progress Residential Trust(b)
	Series 2019-SFR1 Class E
145,000	4.47%, 08/17/2035	146,360
	Series 2019-SFR2 Class A
678,968	3.15%, 05/17/2036	685,821
	Series 2019-SFR2 Class D
305,000	3.79%, 05/17/2036	308,381
	Series 2019-SFR2 Class E
240,000	4.14%, 05/17/2036	243,524
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	278,882
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	144,344
	Series 2021-SFR2 Class D
805,000	2.20%, 04/19/2038	803,126
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	344,198
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	124,847
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	105,098
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	100,186
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	99,538
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	143,659
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	98,723
	Series 2021-SFR6 Class C
505,000	1.86%, 07/17/2038	501,802
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	184,749
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	99,864
	Series 2021-SFR7 Class E1
305,000	2.59%, 08/17/2040	299,880
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	98,319
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 980,000	Purchasing Power Funding LLC(b) Series 2021-A Class B 1.92%, 10/15/2025	$ 982,471
610,000	Republic Finance Issuance Trust(b) Series 2020-A Class A 2.47%, 11/20/2030	626,425
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
385,000	2.68%, 10/15/2025	393,056
	Series 2020-1 Class C
110,000	4.11%, 12/15/2025	114,653
	Series 2020-1 Class D
200,000	5.35%, 03/15/2028	216,416
	Series 2020-2 Class D
95,000	2.22%, 09/15/2026	96,839
	Series 2020-4 Class D
80,000	1.48%, 01/15/2027	81,023
	Series 2021-1 Class D
405,000	1.13%, 11/16/2026	405,991
	Series 2021-2 Class D
485,000	1.35%, 07/15/2027	486,820
	Series 2021-3 Class D
660,000	1.33%, 09/15/2027	659,407
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
127,691	3.12%, 05/20/2036	130,442
	Series 2019-3A Class C
88,196	3.00%, 08/20/2036	89,451
	Series 2021-1A Class C
80,835	1.79%, 11/20/2037	80,952
697,243	S-Jets Ltd(b) Series 2017-1 Class A 3.97%, 08/15/2042	691,524
664,470	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	665,145
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	104,250
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	106,032
	Series 2019-B Class A2A
780,185	2.84%, 06/15/2037	811,123
	Series 2020-A Class A2A
100,000	2.23%, 09/15/2037	102,443
	Series 2021-A Class A2A2
185,000	0.81%, 01/15/2053(e) 1-mo. LIBOR + 0.73%	185,721
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	195,009
	SoFi Consumer Loan Program Trust
	Series 2018-1 Class B
71,107	3.65%, 02/25/2027(b)	71,826

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-4 Class C
$ 335,000	2.84%, 08/25/2028(b)	$ 342,257
	Series 2021-1 Class D
100,000	2.04%, 09/25/2030	99,979
100,000	SoFi Professional Loan Program LLC(b)(d) Series 2017-A Class C 4.43%, 03/26/2040	104,305
605,000	Taco Bell Funding LLC(b) Series 2021-1A Class A2II 2.29%, 08/25/2051	603,646
324,133	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	319,131
350,883	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	343,252
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.83%, 07/25/2056(d)	664,692
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056(d)	988,371
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	673,082
	Series 2017-4 Class A2
230,000	3.00%, 06/25/2057(d)	240,056
	Series 2017-4 Class M2
225,000	3.25%, 06/25/2057(d)	236,459
	Series 2017-5 Class M2
340,000	1.59%, 02/25/2057(e) 1-mo. LIBOR + 1.50%	345,350
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(d)	104,999
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	177,138
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	316,594
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,676,949
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(d)	713,975
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	994,357
	Series 2019-4 Class A1
326,899	2.90%, 10/25/2059(d)	338,562
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	653,183
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(d)	105,356
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,791,818
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	118,172
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	232,094
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-SFR2 Class D
$ 895,000	2.28%, 11/17/2039	$ 879,852
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	223,105
679,825	Triton Container Finance VIII LLC(b) Series 2021-1A Class A 1.86%, 03/20/2046	670,479
825,000	United Auto Credit Securitization Trust(b) Series 2019-1 Class E 4.29%, 08/12/2024	833,376
875,000	VCAT Asset Securitization LLC(b)(c) Series 2021-NPL6 Class A1 1.92%, 09/25/2051	875,000
	VCAT LLC(b)(c)
	Series 2021-NPL1 Class A1
122,577	2.29%, 12/26/2050	122,909
	Series 2021-NPL1 Class A2
480,000	4.83%, 12/26/2050	480,120
	Series 2021-NPL3 Class A1
472,403	1.74%, 05/25/2051	472,485
	Series 2021-NPL4 Class A1
1,023,128	1.87%, 08/25/2051	1,022,868
	Series 2021-NPL5 Class A1
554,503	1.87%, 08/25/2061	554,167
	VOLT LLC(b)(c)
	Series 2021-NPL4 Class A1
306,742	2.24%, 03/27/2051	307,049
	Series 2021-NPL9 Class A1
356,298	1.99%, 05/25/2051	356,472
831,598	VOLT XCII LLC(b)(c) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	831,615
436,157	VOLT XCIII LLC(b)(c) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	437,523
575,581	VOLT XCIV LLC(b)(c) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	576,109
266,428	VOLT XCVI LLC(b)(c) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	266,587
609,536	VOLT XCVII LLC(b)(c) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	609,623
931,212	VOLT XCVIII LLC(b)(c) Series 2021-NPL7 Class A1 2.12%, 04/25/2051	933,370
447,036	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	440,415
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
129,938	3.88%, 03/15/2048	137,317

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-1A Class A2I
$ 339,150	2.37%, 06/15/2051	$ 341,987
	Westlake Automobile Receivables Trust(b)
	Series 2021-1A Class D
785,000	1.23%, 04/15/2026	785,333
	Series 2021-2A Class D
345,000	1.23%, 12/15/2026	344,527
TOTAL ASSET-BACKED SECURITIES — 16.01% (Cost $109,738,148)		$110,892,029
BANK LOANS
323,371	84 Lumber Company(e) 3.75%, 11/13/2026 1-mo. LIBOR + 3.67%	323,472
655,739	Accelerated Health Systems LLC(e) 3.59%, 10/31/2025 1-mo. LIBOR + 3.51%	650,821
235,000	AHP Health Partners Inc(e) 3.58%, 08/24/2028 1-mo. LIBOR + 3.50%	234,853
122,647	Air Canada(e) 4.25%, 08/11/2028 1-mo. LIBOR + 4.17%	123,107
310,000	AIT Worldwide Logistics Inc(e) 5.50%, 04/06/2028 1-mo. LIBOR + 5.42%	310,543
359,098	AlixPartners LLP(e) 3.25%, 02/04/2028 1-mo. LIBOR + 3.17%	357,841
638,825	Alliance Laundry Systems LLC(e) 4.25%, 10/08/2027 3-mo. LIBOR + 4.12%	639,125
90,000	Allied Universal Holdco LLC(e) 4.25%, 05/12/2028 3-mo. LIBOR + 4.12%	90,045
378,100	Amentum Government Services Holdings LLC(e) 5.50%, 01/29/2027 2-mo. LIBOR + 5.39%	376,682
100,000	American Airlines Inc(e) 5.50%, 04/20/2028 1-mo. LIBOR + 5.42%	103,296
225,000	Anchor Glass Container Corp(e)(f) 7.91%, 12/07/2023 3-mo. LIBOR + 7.78%	207,422
380,000	Applied Systems Inc(e) 5.58%, 09/19/2025 1-mo. LIBOR + 5.50%	384,354
	ARC Falcon I Inc(e)(f)
64,331	3.83%,09/21/2028 1-mo. LIBOR + 3.75%	64,010
440,669	3.83%,09/22/2028 1-mo. LIBOR + 3.75%	440,485
315,000	7.08%,01/01/2030 1-mo. LIBOR + 7.00%	314,606
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Arcline FM Holdings LLC(e)
$ 425,000	5.50%,06/23/2028 3-mo. LIBOR + 5.37%	$ 425,000
140,000	9.00%,06/15/2029 3-mo. LIBOR + 8.87%	140,000
338,300	Aruba Investments Holdings LLC(e) 4.75%, 11/24/2027 2-mo. LIBOR + 4.64%	338,723
223,312	ASP Navigate Acquisition Corp(e) 5.50%, 10/06/2027 2-mo. LIBOR + 5.39%	221,498
355,318	Aston Finco SARL(e) 4.33%, 10/09/2026 1-mo. LIBOR + 4.25%	352,986
	Asurion LLC(e)
673,120	3.33%,07/31/2027 1-mo. LIBOR + 3.25%	662,855
285,000	5.33%,01/31/2028 1-mo. LIBOR + 5.25%	283,991
220,000	5.33%,01/20/2029 1-mo. LIBOR + 5.25%	219,221
174,125	Athenahealth Inc(e) 4.38%, 02/11/2026 2-mo. LIBOR + 4.27%	174,430
808,762	Azalea TopCo Inc(e)(f) 4.50%, 07/24/2026 1-mo. LIBOR + 4.42%	809,773
485,328	Backyard Acquireco Inc(e) 4.50%, 11/02/2027 3-mo. LIBOR + 4.37%	486,237
323,377	Berlin Packaging LLC(e) 3.75%, 03/11/2028 3-mo. LIBOR + 3.62%	319,537
	Boxer Parent Co Inc(e)
45,000	3.88%,10/02/2025 3-mo. LIBOR + 3.75%	44,719
155,000	5.58%,03/23/2026 1-mo. LIBOR + 5.50%	154,419
656,432	Boxer Parent Company Inc(e) 3.88%, 10/02/2025 3-mo. LIBOR + 3.75%	652,329
581,505	Brookfield WEC Holdings Inc(e) 3.25%, 08/01/2025 1-mo. LIBOR + 3.17%	577,143
635,380	Brown Group Holding LLC(e) 3.25%, 06/07/2028 3-mo. LIBOR + 3.12%	634,497
313,252	BWay Holding Company(e) 3.33%, 04/03/2024 1-mo. LIBOR + 3.25%	306,546
871,537	Caesars Resort Collection LLC(e) 2.83%, 12/23/2024 1-mo. LIBOR + 2.75%	871,537
482,800	Carlisle Foodservice Products Inc(e) 4.00%, 03/20/2025 1-mo. LIBOR + 3.92%	467,512

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 118,500	Carnival Corp(e) 3.08%, 06/30/2025 1-mo. LIBOR + 2.99%	$ 117,819
40,000	CCC Intelligent Solutions Inc(e) 3.00%, 09/21/2028 3-mo. LIBOR + 2.87%	39,925
216,364	CCM Merger Inc(e) 4.50%, 11/04/2025 3-mo. LIBOR + 4.37%	216,431
45,000	CHG Healthcare Services(e) 3.59%, 06/07/2023 1-mo. LIBOR + 3.51%	45,000
247,500	Chobani LLC(e) 4.50%, 10/25/2027 1-mo. LIBOR + 4.42%	247,995
540,000	Circor International Inc(e) 4.25%, 12/11/2024 1-mo. LIBOR + 4.17%	538,143
761,175	Citadel Securities LP(e) 2.58%, 02/02/2028 1-mo. LIBOR + 2.50%	753,920
320,427	Citgo Petroleum Corp(e) 7.25%, 03/28/2024 1-mo. LIBOR + 7.17%	320,027
291,417	Clarios Global LP(e) 3.33%, 04/30/2026 3-mo. LIBOR + 3.20%	289,960
363,175	CNT Holdings I Corp(e) 4.50%, 11/08/2027 2-mo. LIBOR + 4.39%	363,232
85,000	ConnectWise LLC(e)(f) 3.59%, 09/25/2028 1-mo. LIBOR + 3.51%	84,745
196,351	Consolidated Communications Inc(e) 4.25%, 10/02/2027 1-mo. LIBOR + 4.17%	196,443
866,356	Cooper-Standard Automotive Inc(e) 2.75%, 11/02/2023 1-mo. LIBOR + 2.67%	824,391
	CP Iris Holdco I Inc(e)(f)
34,667	3.83%,09/20/2028 1-mo. LIBOR + 3.75%	34,623
173,333	3.83%,09/21/2028 1-mo. LIBOR + 3.75%	173,117
492,525	CPC Acquisition Corp(e) 4.50%, 12/29/2027 3-mo. LIBOR + 4.37%	490,473
34,736	CPI Holdco LLC(e) 3.83%, 11/04/2026 1-mo. LIBOR + 3.75%	34,714
449,634	Deerfield Dakota Holding LLC(e) 4.75%, 04/09/2027 1-mo. LIBOR + 4.67%	450,678
	DexKo Global Inc(e)(f)
25,000	3.83%,09/21/2028 1-mo. LIBOR + 3.75%	24,969
140,000	3.83%,09/22/2028 1-mo. LIBOR + 3.75%	139,825
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 284,586	DG Investment Intermediate Holdings 2 Inc(e) 4.50%, 03/31/2028 1-mo. LIBOR + 8.84%	$ 285,450
850,000	Diamond BC BV(e) 3.09%, 09/14/2028 1-mo. LIBOR + 3.01%	850,637
184,793	Diamond Sports Group LLC(e) 3.34%, 08/24/2026 1-mo. LIBOR + 3.26%	114,957
614,431	DIRECTV Financing LLC(e) 5.75%, 08/02/2027 3-mo. LIBOR + 5.62%	614,751
905,419	Dun & Bradstreet Corp(e) 3.34%, 02/06/2026 1-mo. LIBOR + 3.26%	903,802
258,700	DXP Enterprises Inc(e) 5.75%, 12/23/2027 1-mo. LIBOR + 5.67%	257,649
94,763	ECL Entertainment LLC(e) 8.25%, 05/01/2028 1-mo. LIBOR + 8.17%	96,658
114,418	Ensemble RCM LLC(e) 3.88%, 08/03/2026 1-mo. LIBOR + 3.80%	114,632
282,996	Envision Healthcare Corp(e) 3.83%, 10/10/2025 1-mo. LIBOR + 3.75%	251,159
828,640	Epicor Software Corp(e) 4.33%, 07/30/2027 1-mo. LIBOR + 3.92%	828,082
625,150	Filtration Group Corp(e) 3.08%, 03/31/2025 1-mo. LIBOR + 3.00%	621,145
310,369	Froneri US Inc(e) 2.33%, 01/29/2027 1-mo. LIBOR + 2.25%	306,441
461,898	Gainwell Acquisition Corp(e) 4.75%, 10/01/2027 3-mo. LIBOR + 4.62%	462,620
909,484	Gates Global LLC(e) 3.25%, 03/31/2027 1-mo. LIBOR + 3.17%	907,590
505,260	Gloves Buyer Inc(e) 4.75%, 12/29/2027 1-mo. LIBOR + 4.67%	503,996
671,625	Grab Holdings Inc(e) 5.50%, 01/29/2026 1-mo. LIBOR + 5.42%	675,263
481,362	Great Outdoors Group LLC(e) 5.00%, 03/06/2028 3-mo. LIBOR + 4.87%	483,268
348,250	Greeneden US Holdings II LLC(e) 4.75%, 12/01/2027 1-mo. LIBOR + 4.67%	349,338
399,937	Hamilton Projects Acquiror LLC(e) 5.75%, 06/17/2027 3-mo. LIBOR + 5.62%	398,438
671,617	Harbor Freight Tools USA Inc(e) 3.25%, 10/19/2027 1-mo. LIBOR + 3.17%	670,929

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 535,000	Heartland Dental LLC(e) 4.08%, 04/30/2025 1-mo. LIBOR + 4.00%	$ 534,331
625,000	Herens Holdco SARL(e) 4.75%, 07/03/2028 6-mo. LIBOR + 4.59%	626,074
	Hertz Corp(e)
81,318	3.59%,06/30/2028 1-mo. LIBOR + 3.51%	81,305
430,403	4.00%,06/30/2028 1-mo. LIBOR + 3.92%	430,336
341,139	H-Food Holdings LLC(e) 3.77%, 05/23/2025 1-mo. LIBOR + 3.69%	339,859
455,668	Hilton Grand Vacations Borrower LLC(e) 3.50%, 08/02/2028 1-mo. LIBOR + 3.42%	456,694
537,412	Hoya Midco LLC(e) 4.50%, 06/30/2024 1-mo. LIBOR + 4.42%	534,221
435,000	Hunter Holdco 3 Ltd(e) 4.75%, 08/19/2028 3-mo. LIBOR + 4.62%	436,631
618,978	Hyland Software Inc(e) 4.25%, 07/01/2024 1-mo. LIBOR + 4.17%	619,493
670,000	Ineos US Finance LLC(e)(f) 7.16%, 04/01/2024 3-mo. LIBOR + 7.03%	665,498
	Infinite Bidco LLC(e)
483,787	4.25%,03/02/2028 1-mo. LIBOR + 4.17%	483,183
185,000	7.50%,03/02/2029 1-mo. LIBOR + 7.42%	188,700
394,000	Innophos Holdings Inc(e) 3.83%, 02/05/2027 1-mo. LIBOR + 3.75%	393,754
160,000	Insulet Corp(e) 3.75%, 04/28/2028 1-mo. LIBOR + 3.67%	160,250
317,000	Intelsat Jackson Holdings SA(e) 8.63%, 01/02/2024 6-mo. LIBOR + 8.47%	321,491
460,000	J&J Ventures Gaming LLC(e)(f) 4.75%, 04/26/2028 1-mo. LIBOR + 4.67%	461,725
485,000	Jack Ohio Finance LLC(e)(f) 4.83%, 10/02/2028 1-mo. LIBOR + 4.75%	482,575
310,000	Jazz Financing SARL(e) 4.00%, 05/05/2028 1-mo. LIBOR + 3.50%	310,388
	KKR Apple Bidco LLC(e)(f)
410,000	3.50%,07/14/2028 1-mo. LIBOR + 3.42%	409,590
35,000	5.84%,07/13/2029 1-mo. LIBOR + 5.76%	35,525
641,775	Klockner Pentaplast of America Inc(e) 5.25%, 02/12/2026 1-mo. LIBOR + 5.17%	641,775
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 40,000	Landry's Finance Acquisition Co(e) 13.00%, 10/04/2023 3-mo. LIBOR + 12.87%	$ 43,200
606,707	LifePoint Health Inc(e) 3.83%, 11/17/2025 1-mo. LIBOR + 3.75%	605,569
	Lightstone HoldCo LLC(e)(f)
885,080	3.84%,01/30/2024 1-mo. LIBOR + 3.76%	728,421
49,920	8.91%,01/30/2024 3-mo. LIBOR + 8.78%	41,309
345,000	Magenta Buyer LLC(e)(f) 5.75%, 07/27/2028 1-mo. LIBOR + 5.67%	345,000
185,000	Mamba Purchaser Inc(e)(f) 3.84%, 09/29/2028 1-mo. LIBOR + 3.76%	184,075
370,000	Mavis Tire Express Services Topco Corp(e) 4.75%, 05/04/2028 1-mo. LIBOR + 4.67%	370,601
440,000	McGraw-Hill Education Inc(e) 4.58%, 07/28/2028 1-mo. LIBOR + 4.50%	440,943
497,416	Medallion Midland Acquisition LLC(e) 4.25%, 10/30/2024 1-mo. LIBOR + 4.17%	494,058
324,188	Michaels Cos Inc(e) 5.00%, 04/15/2028 3-mo. LIBOR + 4.87%	324,441
510,000	Mileage Plus Holdings Inc(e) 6.25%, 06/21/2027 3-mo. LIBOR + 6.12%	540,813
460,369	Mozart Debt Merger Sub Inc(e)(f) 3.33%, 09/30/2028 1-mo. LIBOR + 3.25%	460,369
466,385	NAB Holdings LLC(e) 3.75%, 07/01/2024 3-mo. LIBOR + 3.62%	466,035
285,660	National Mentor Holdings Inc(e) 4.50%, 03/02/2028 3-mo. LIBOR + 4.37%	285,621
832,912	One Call Corporation(e) 6.25%, 04/22/2027 1-mo. LIBOR + 6.17%	836,036
130,000	Oryx Midstream Services Permian Basin LLC(e)(f) 3.33%, 09/29/2028 1-mo. LIBOR + 3.25%	129,350
313,425	Packaging Coordinators Midco Inc(e) 4.25%, 11/30/2027 3-mo. LIBOR + 4.12%	313,082
129,350	PAI Holdco Inc(e) 4.50%, 10/28/2027 1-mo. LIBOR + 4.42%	129,404
	Parexel International Corp(e)
665,000	2.83%,09/27/2024 1-mo. LIBOR + 2.75%	663,914

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 190,000	3.59%,08/11/2028(f) 1-mo. LIBOR + 3.51%	$ 190,026
917,662	Parfums Holding Co Inc(e) 4.08%, 06/30/2024 1-mo. LIBOR + 4.00%	915,368
693,262	Paysafe Holdings Corp(e) 3.25%, 06/28/2028 2-mo. LIBOR + 3.14%	684,813
532,325	Peraton Corp(e) 4.50%, 02/01/2028 1-mo. LIBOR + 4.42%	532,420
333,325	Petco Health & Wellness Co Inc(e) 4.00%, 03/03/2028 3-mo. LIBOR + 3.87%	333,027
355,000	PetsMart LLC(e) 4.50%, 02/11/2028 1-mo. LIBOR + 4.42%	355,570
	PetVet Care Centers LLC(e)
130,971	3.33%,02/14/2025 1-mo. LIBOR + 3.25%	129,661
484,658	4.25%,02/14/2025(f) 1-mo. LIBOR + 4.17%	484,861
123,438	PG&E Corp(e) 3.50%, 06/23/2025 3-mo. LIBOR + 3.37%	121,586
	Phoenix Guarantor Inc(e)
517,312	3.34%,03/05/2026 1-mo. LIBOR + 3.26%	512,786
573,001	3.58%,03/05/2026 1-mo. LIBOR + 3.50%	570,709
823,289	Pike Corp(e) 3.09%, 01/21/2028 1-mo. LIBOR + 3.01%	822,774
990,989	Playa Resorts Holding BV(e) 3.75%, 04/29/2024 1-mo. LIBOR + 3.67%	968,383
379,050	Pluto Acquisition I Inc(e) 4.12%, 06/22/2026 2-mo. LIBOR + 4.01%	378,102
721,375	Pods LLC(e) 3.75%, 03/31/2028 1-mo. LIBOR + 3.67%	721,246
	Precision Medicine Group LLC(e)
55,049	3.09%,11/18/2027 1-mo. LIBOR + 3.01%	0
525,977	3.75%,11/18/2027 3-mo. LIBOR + 3.62%	525,319
487,550	Project Ruby Ultimate Parent Corp(e) 4.00%, 03/10/2028 1-mo. LIBOR + 3.92%	486,483
535,000	Proofpoint Inc(e) 3.75%, 08/31/2028 2-mo. LIBOR + 3.64%	531,731
	Pug LLC(e)
638,625	3.58%,02/12/2027 1-mo. LIBOR + 3.50%	623,458
350,000	4.75%,02/12/2027 1-mo. LIBOR + 4.67%	349,563
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 720,000	Quikrete Holdings Inc(e)(f) 3.08%, 06/11/2028 1-mo. LIBOR + 3.00%	$ 717,100
86,765	Radiate Holdco LLC(e) 4.25%, 09/25/2026 1-mo. LIBOR + 4.17%	86,665
160,000	Raptor Acquisition Corp(e) 4.75%, 11/01/2026 3-mo. LIBOR + 4.62%	160,333
715,000	Realpage Inc(e) 3.75%, 04/24/2028 1-mo. LIBOR + 3.67%	712,400
265,000	Rising Tide Holdings Inc(e) 4.83%, 06/01/2028 1-mo. LIBOR + 4.75%	266,215
438,900	Rocket Software Inc(e) 4.75%, 11/28/2025 1-mo. LIBOR + 4.67%	434,877
362,782	Scientific Games International Inc(e) 2.83%, 08/14/2024 1-mo. LIBOR + 2.75%	360,832
173,173	Securus Technologies Holdings Inc(e) 5.50%, 11/01/2024 3-mo. LIBOR + 5.37%	164,478
699,986	Sedgwick Claims Management Services Inc(e) 3.83%, 09/03/2026 1-mo. LIBOR + 3.75%	697,973
495,389	Shearers Foods(e) 4.25%, 09/23/2027 3-mo. LIBOR + 4.12%	494,564
520,589	Sophia LP(e) 3.88%, 10/07/2027 3-mo. LIBOR + 3.75%	522,324
	Southern Veterinary Partners LLC(e)
602,755	5.00%,10/05/2027(f) 1-mo. LIBOR + 4.92%	604,638
64,935	5.00%,10/05/2027 6-mo. LIBOR + 4.84%	65,138
337,378	Spectrum Holdings III Corp(e) 4.25%, 01/31/2025 6-mo. LIBOR + 4.09%	329,224
230,000	SRS Distribution Inc(e) 4.25%, 06/02/2028 1-mo. LIBOR + 4.17%	229,856
554,686	St. George's University Scholastic Services LLC(e)(f) 3.34%, 06/29/2028 1-mo. LIBOR + 3.26%	553,646
520,000	Standard Industries Inc(e)(f) 2.58%, 09/22/2028 1-mo. LIBOR + 2.50%	520,072
464,125	Star US Bidco LLC(e) 5.25%, 03/17/2027 1-mo. LIBOR + 5.17%	464,705
416,822	Starfruit Finco BV(e) 3.08%, 10/01/2025 1-mo. LIBOR + 2.75%	413,622

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 225,000	Sterigenics-Nordion Holdings LLC(e) 3.25%, 12/11/2026 1-mo. LIBOR + 3.17%	$ 223,313
244,387	Sunshine Luxembourg VII SARL(e) 4.50%, 10/01/2026 3-mo. LIBOR + 4.37%	244,885
422,875	Surgery Center Holdings Inc(e) 4.50%, 08/31/2026 1-mo. LIBOR + 4.42%	423,286
380,000	Sweetwater Borrower LLC(e) 5.50%, 08/05/2028 3-mo. LIBOR + 5.37%	377,863
	Transdigm Inc(e)
288,532	2.33%,05/30/2025 1-mo. LIBOR + 2.25%	284,775
243,920	2.33%,12/09/2025 1-mo. LIBOR + 2.25%	240,744
506,707	Traverse Midstream Partners LLC(e) 6.50%, 09/27/2024 1-mo. LIBOR + 6.42%	506,707
	TricorBraun Inc(e)
9,468	3.75%,03/02/2028 1-mo. LIBOR + 3.67%	9,410
279,927	3.75%,03/03/2028 1-mo. LIBOR + 3.67%	278,212
525,000	Triton Water Holdings Inc(e) 4.00%, 03/31/2028 3-mo. LIBOR + 3.87%	524,016
199,000	Truck Hero Inc(e) 4.00%, 01/29/2028 1-mo. LIBOR + 3.92%	198,453
154,687	TTF Holdings LLC(e) 4.75%, 03/31/2028 1-mo. LIBOR + 4.67%	154,301
406,191	Turing Midco LLC(e) 3.50%, 03/24/2028 1-mo. LIBOR + 3.42%	405,810
430,064	UFC Holdings LLC(e) 3.50%, 04/29/2026 1-mo. LIBOR + 3.42%	428,988
709,883	UKG Inc(e) 4.08%, 05/04/2026 1-mo. LIBOR + 3.92%	711,302
18,216	Ultimate Software Group Inc(e) 7.50%, 05/03/2027 1-mo. LIBOR + 7.42%	18,505
601,963	United AirLines Inc(e) 4.50%, 04/21/2028 2-mo. LIBOR + 4.39%	605,644
180,000	UPC Financing Partnership(e)(f) 3.08%, 01/31/2029 1-mo. LIBOR + 3.00%	179,550
382,500	Upstream Newco Inc(e) 4.33%, 11/20/2026 1-mo. LIBOR + 4.25%	382,261
280,942	US Farathane LLC(e) 5.25%, 12/23/2024 3-mo. LIBOR + 5.12%	278,835
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 149,623	Veritas US Inc(e) 6.00%, 09/01/2025 3-mo. LIBOR + 5.87%	$ 150,371
500,299	Vertiv Group Corp(e) 2.83%, 03/02/2027 1-mo. LIBOR + 2.75%	496,938
1,105,157	Viant Medical Holdings Inc(e) 3.84%, 07/02/2025 1-mo. LIBOR + 3.76%	1,067,167
523,843	Waystar Technologies Inc(e) 4.08%, 10/22/2026 1-mo. LIBOR + 4.00%	523,843
705,933	Weld North Education LLC(e) 3.84%, 12/21/2027 1-mo. LIBOR + 3.76%	706,153
487,372	William Morris Endeavor Entertainment LLC(e) 2.84%, 05/18/2025 1-mo. LIBOR + 2.76%	477,015
75,000	Zebra Buyer LLC(e) 3.33%, 04/22/2028 1-mo. LIBOR + 3.25%	75,225
740,242	Zep Inc(e) 5.00%, 08/12/2024 1-mo. LIBOR + 4.92%	715,568
TOTAL BANK LOANS — 10.48% (Cost $72,250,994)		$72,588,177
CORPORATE BONDS AND NOTES
Basic Materials — 3.19%
500,000	Allegheny Technologies Inc 5.88%, 12/01/2027	528,750
200,000	Alpek SAB de CV(b) 3.25%, 02/25/2031	202,002
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030	615,852
400,000	2.88%, 03/17/2031	401,360
200,000	Antofagasta PLC(b) 2.38%, 10/14/2030	193,002
590,000	ArcelorMittal SA 6.75%, 03/01/2041	810,881
525,000	Ashland LLC(b) 3.38%, 09/01/2031	529,594
520,000	Barrick Gold Corp 5.80%, 11/15/2034	635,143
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030(g)	638,400
400,000	5.88%, 01/31/2050	455,000
475,000	Chemours Co(b) 5.75%, 11/15/2028	497,420
575,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	613,094
590,000	Eldorado Gold Corp(b) 6.25%, 09/01/2029	584,773
	First Quantum Minerals Ltd(b)
200,000	7.25%, 04/01/2023	203,500
800,000	7.50%, 04/01/2025	820,664
200,000	6.88%, 03/01/2026	208,000

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 285,000	6.88%, 10/15/2027	$ 301,388
170,000	FMC Corp 3.45%, 10/01/2029	183,467
550,000	FMG Resources Ltd(b) 4.38%, 04/01/2031	568,342
	Freeport-McMoRan Inc
45,000	5.00%, 09/01/2027	46,913
295,000	4.13%, 03/01/2028	305,694
155,000	4.38%, 08/01/2028	162,169
200,000	4.25%, 03/01/2030	211,750
110,000	4.63%, 08/01/2030(g)	118,938
460,000	5.40%, 11/14/2034	552,575
665,000	5.45%, 03/15/2043	818,781
	Glencore Funding LLC(b)
1,945,000	4.88%, 03/12/2029(g)	2,234,155
765,000	2.50%, 09/01/2030	748,918
210,000	2.85%, 04/27/2031	211,256
350,000	INEOS Group Holdings SA(b) 5.63%, 08/01/2024	350,875
270,000	INEOS Quattro Finance 2 PLC(b) 3.38%, 01/15/2026	272,700
625,000	International Flavors & Fragrances Inc(b) 2.30%, 11/01/2030	619,667
740,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	782,550
310,000	Newcrest Finance Property Ltd(b) 3.25%, 05/13/2030	329,448
165,000	Novelis Corp(b) 4.75%, 01/30/2030	173,696
645,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	649,031
100,000	Reliance Steel & Aluminum Co 2.15%, 08/15/2030	97,767
	SPCM SA(b)
200,000	3.13%, 03/15/2027	200,240
200,000	3.38%, 03/15/2030	199,845
590,000	Steel Dynamics Inc 3.45%, 04/15/2030	634,484
	Suzano Austria GmbH
350,000	2.50%, 09/15/2028	340,375
555,000	3.75%, 01/15/2031	570,124
890,000	Taseko Mines Ltd(b)(g) 7.00%, 02/15/2026	902,237
545,000	Teck Resources Ltd 6.13%, 10/01/2035	706,289
	Unifrax Escrow Issuer Corp(b)
65,000	5.25%, 09/30/2028	65,813
65,000	7.50%, 09/30/2029	66,610
345,000	United States Steel Corp 6.88%, 03/01/2029	367,844
105,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	102,218
245,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	252,352
		22,085,946
Principal Amount(a)		Fair Value
Communications — 7.13%
$ 420,000	Altice France Holding SA(b) 6.00%, 02/15/2028	$ 403,400
	Altice France SA(b)
200,000	5.13%, 01/15/2029	196,000
200,000	5.13%, 07/15/2029	196,095
305,000	AMC Networks Inc 4.25%, 02/15/2029	303,475
1,684,000	AT&T Inc 3.65%, 09/15/2059	1,678,818
355,000	Bharti Airtel Ltd(b) 3.25%, 06/03/2031	356,911
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	204,500
850,000	Booking Holdings Inc 4.63%, 04/13/2030	1,010,345
570,000	Cable Onda SA(b) 4.50%, 01/30/2030	597,930
530,000	Cars.com Inc(b) 6.38%, 11/01/2028	559,150
	CCO Holdings LLC / CCO Holdings Capital Corp
60,000	5.38%, 06/01/2029(b)	64,800
775,000	4.75%, 03/01/2030(b)	810,243
575,000	4.50%, 08/15/2030(b)	593,239
970,000	4.25%, 02/01/2031(b)	986,829
45,000	4.50%, 05/01/2032	46,350
1,010,000	4.25%, 01/15/2034(b)	1,000,531
	Charter Communications Operating LLC / Charter Communications Operating Capital
765,000	5.13%, 07/01/2049	899,829
2,435,000	4.80%, 03/01/2050	2,732,570
740,000	4.40%, 12/01/2061	769,570
880,000	3.95%, 06/30/2062	848,927
15,000	Clear Channel Outdoor Holdings Inc(b) 7.75%, 04/15/2028	15,788
1,090,000	Clear Channel Worldwide Holdings Inc(b) 5.13%, 08/15/2027	1,127,943
	CommScope Inc(b)
530,000	7.13%, 07/01/2028	540,849
565,000	4.75%, 09/01/2029	564,294
215,000	CommScope Technologies LLC(b)(g) 5.00%, 03/15/2027	204,499
	CSC Holdings LLC(b)
680,000	5.38%, 02/01/2028	710,600
510,000	5.75%, 01/15/2030	518,530
610,000	4.13%, 12/01/2030	598,563
800,000	4.63%, 12/01/2030	758,380
315,000	Diamond Sports Group LLC / Diamond Sports Finance Co(b) 5.38%, 08/15/2026	207,900
130,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc(b) 5.88%, 08/15/2027	135,688

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	DISH DBS Corp
$ 580,000	5.00%, 03/15/2023	$ 601,025
495,000	5.13%, 06/01/2029	484,996
	Expedia Group Inc
75,000	4.63%, 08/01/2027	85,026
400,000	3.80%, 02/15/2028	434,131
1,575,000	3.25%, 02/15/2030	1,628,872
300,000	2.95%, 03/15/2031	303,168
770,000	Frontier Communications Holdings LLC(b) 6.75%, 05/01/2029	811,387
600,000	Go Daddy Operating Co LLC / Go Daddy Finance Co Inc(b) 3.50%, 03/01/2029	594,750
	iHeartCommunications Inc
130,000	6.38%, 05/01/2026	137,170
830,000	8.38%, 05/01/2027	887,062
400,000	5.25%, 08/15/2027(b)	415,624
200,000	4.75%, 01/15/2028(b)	206,100
	Lamar Media Corp
70,000	3.75%, 02/15/2028	72,001
70,000	4.00%, 02/15/2030	72,065
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	92,592
390,000	4.25%, 07/01/2028	393,015
280,000	3.63%, 01/15/2029	271,250
600,000	Mav Acquisition Corp(b) 8.00%, 08/01/2029	573,168
460,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	473,777
	Motorola Solutions Inc
377,000	4.60%, 02/23/2028	434,325
175,000	4.60%, 05/23/2029	203,232
	Netflix Inc
210,000	4.88%, 04/15/2028	242,025
315,000	5.88%, 11/15/2028	386,001
55,000	6.38%, 05/15/2029	69,575
60,000	5.38%, 11/15/2029(b)	72,675
980,000	4.88%, 06/15/2030(b)	1,153,950
460,000	Nexstar Media Inc(b)(g) 4.75%, 11/01/2028	477,186
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc
130,000	4.75%, 04/30/2027	130,000
75,000	6.00%, 02/15/2028(b)(g)	74,601
315,000	10.75%, 06/01/2028(b)	354,375
555,000	Plantronics Inc(b)(g) 4.75%, 03/01/2029	519,663
	Radiate Holdco LLC / Radiate Finance Inc(b)
125,000	4.50%, 09/15/2026	129,063
400,000	6.50%, 09/15/2028	407,864
25,000	Sirius XM Radio Inc(b) 5.50%, 07/01/2029	27,031
70,000	Sprint Capital Corp 6.88%, 11/15/2028	89,600
Principal Amount(a)		Fair Value
Communications — (continued)
$ 535,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b) 5.15%, 03/20/2028	$ 611,237
580,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	502,692
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	44,149
235,000	5.50%, 09/01/2041	288,014
245,000	4.50%, 09/15/2042	268,114
525,000	Telefonica Emisiones SA 7.05%, 06/20/2036	757,675
	T-Mobile USA Inc
1,590,000	3.38%, 04/15/2029	1,658,767
1,915,000	3.88%, 04/15/2030	2,114,470
1,220,000	3.50%, 04/15/2031	1,286,654
435,000	TripAdvisor Inc(b) 7.00%, 07/15/2025	461,100
	Uber Technologies Inc(b)
795,000	7.50%, 05/15/2025	847,470
560,000	8.00%, 11/01/2026	591,850
335,000	7.50%, 09/15/2027	365,778
3,955,000	4.50%, 08/15/2029	3,982,191
610,000	Univision Communications Inc(b) 5.13%, 02/15/2025	618,906
260,000	Verizon Communications Inc 2.85%, 09/03/2041	253,752
	ViacomCBS Inc
120,000	4.20%, 06/01/2029	136,729
1,005,000	4.95%, 01/15/2031	1,200,625
475,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	487,101
		49,428,165
Consumer, Cyclical — 6.18%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	121,182
210,000	4.38%, 01/15/2028	213,194
150,000	4.00%, 10/15/2030	148,500
691,209	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	769,651
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	432,762
	Ambience Merger Sub Inc(b)
115,000	4.88%, 07/15/2028	115,000
560,000	7.13%, 07/15/2029	555,100
405,000	American Airlines Group Inc(b)(g) 5.00%, 06/01/2022	405,506
885,000	American Airlines Inc(b) 11.75%, 07/15/2025	1,095,187
	American Airlines Inc / AAdvantage Loyalty IP Ltd(b)
245,000	5.50%, 04/20/2026	257,556

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 220,000	5.75%, 04/20/2029	$ 237,050
	American Airlines Pass Through Trust
	Series 2016-1 Class B
670,265	5.25%, 01/15/2024	661,655
	Series 2017-2 Class B
358,791	3.70%, 10/15/2025	346,784
	Series 2016-3 Class B
987,640	3.75%, 10/15/2025	952,041
445,000	Aston Martin Capital Holdings Ltd(b) 10.50%, 11/30/2025	495,619
140,000	AutoNation Inc 4.75%, 06/01/2030	163,227
515,000	BCPE Ulysses Intermediate Inc(b)(h) 7.75%, 04/01/2027 PIK rate, 8.50%	511,137
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
273,313	3.35%, 06/15/2029	274,332
	Series 2021-1 Class A
725,000	2.90%, 03/15/2035	727,900
632,000	Brunswick Corp 2.40%, 08/18/2031	611,068
	Caesars Entertainment Inc(b)
180,000	6.25%, 07/01/2025	189,496
170,000	8.13%, 07/01/2027(g)	191,118
310,000	4.63%, 10/15/2029	313,875
	Carnival Corp(b)
655,000	5.75%, 03/01/2027	677,106
10,000	4.00%, 08/01/2028	10,100
	Carvana Co(b)
725,000	5.63%, 10/01/2025	749,469
730,000	5.88%, 10/01/2028	753,725
340,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	361,675
465,000	Cooper-Standard Automotive Inc(b) 13.00%, 06/01/2024	511,500
545,000	Delta Air Lines Inc(g) 3.75%, 10/28/2029	554,837
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,284,849
345,000	Dornoch Debt Merger Sub Inc(b) 6.63%, 10/15/2029	345,000
590,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	616,550
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	213,693
	Ferrellgas LP / Ferrellgas Finance Corp(b)
180,000	5.38%, 04/01/2026	175,931
215,000	5.88%, 04/01/2029	208,550
	Ford Motor Co
556,000	9.00%, 04/22/2025	668,607
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 105,000	9.63%, 04/22/2030	$ 148,625
370,000	Ford Motor Credit Co LLC 4.13%, 08/17/2027	392,385
575,000	Gap Inc(b) 3.88%, 10/01/2031	575,000
715,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	725,725
	General Motors Co
90,000	5.20%, 04/01/2045	109,597
950,000	5.40%, 04/01/2048	1,177,959
810,000	5.95%, 04/01/2049	1,067,515
	General Motors Financial Co Inc(i)
50,000	5.70%, Perpetual	57,563
30,000	5.75%, Perpetual	32,774
765,000	Genm Capital Labuan Ltd(b) 3.88%, 04/19/2031	756,994
305,000	Golden Nugget Inc(b)(g) 8.75%, 10/01/2025	318,725
765,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	825,244
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	522,725
140,000	3.63%, 02/15/2032	137,900
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
785,000	5.00%, 06/01/2029	800,700
105,000	4.88%, 07/01/2031	105,394
	Hyatt Hotels Corp
50,000	5.38%, 04/23/2025	55,847
85,000	5.75%, 04/23/2030	102,037
315,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	314,842
995,000	Live Nation Entertainment Inc(b)(g) 4.75%, 10/15/2027	1,011,154
640,000	M/I Homes Inc 4.95%, 02/01/2028	669,600
	Marriott International Inc
22,000	5.75%, 05/01/2025	25,159
190,000	4.63%, 06/15/2030	217,068
305,000	2.85%, 04/15/2031	308,898
255,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	258,188
760,000	Mclaren Finance PLC(b)(g) 7.50%, 08/01/2026	769,310
195,000	Michaels Cos Inc(b) 7.88%, 05/01/2029	202,649
530,000	Mohegan Gaming & Entertainment(b) 8.00%, 02/01/2026	551,783
140,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	140,875
725,000	NCL Corp Ltd(b) 5.88%, 03/15/2026	743,125

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 345,000	NCL Finance Ltd(b)(g) 6.13%, 03/15/2028	$ 357,937
755,000	NMG Holding Co Inc / Neiman Marcus Group LLC(b) 7.13%, 04/01/2026	801,244
205,000	Penn National Gaming Inc(b)(g) 4.13%, 07/01/2029	202,622
300,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	327,375
755,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp(b) 5.63%, 09/01/2029	762,550
	PulteGroup Inc
415,000	7.88%, 06/15/2032	597,081
415,000	6.38%, 05/15/2033	545,310
1,200,000	6.00%, 02/15/2035	1,551,000
60,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(b) 4.88%, 11/01/2026	61,275
	Royal Caribbean Cruises Ltd(b)
80,000	4.25%, 07/01/2026	78,364
240,000	5.50%, 08/31/2026	246,706
780,000	5.50%, 04/01/2028	797,791
	Scientific Games International Inc(b)
345,000	8.25%, 03/15/2026	366,131
950,000	7.00%, 05/15/2028	1,024,812
15,000	7.25%, 11/15/2029	16,855
240,000	SeaWorld Parks & Entertainment Inc(b) 5.25%, 08/15/2029	245,550
465,000	Station Casinos LLC(b) 4.50%, 02/15/2028	472,370
640,000	Tenneco Inc(b) 5.13%, 04/15/2029	654,400
	Travel + Leisure Co
180,000	6.63%, 07/31/2026(b)	204,979
50,000	6.00%, 04/01/2027	55,411
395,000	4.63%, 03/01/2030(b)	405,862
200,000	Tupy Overseas SA(b) 4.50%, 02/16/2031	194,160
430,000	Under Armour Inc(g) 3.25%, 06/15/2026	445,050
	United Airlines Inc(b)
210,000	4.38%, 04/15/2026	215,513
275,000	4.63%, 04/15/2029	284,199
	US Airways Pass Through Trust
	Series 2011-1 Class A
144,964	7.13%, 10/22/2023	154,273
	Series 2012-1 Class A
343,019	5.90%, 10/01/2024	360,874
	Yum! Brands Inc
450,000	4.75%, 01/15/2030(b)	487,719
555,000	3.63%, 03/15/2031	557,964
255,000	4.63%, 01/31/2032	272,213
		42,793,482
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 5.45%
$ 525,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	$ 550,688
560,000	Adtalem Global Education Inc(b) 5.50%, 03/01/2028	565,255
535,000	Akumin Inc(b) 7.00%, 11/01/2025	518,950
190,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 3.25%, 03/15/2026	192,850
	Allied Universal Holdco LLC / Allied Universal Finance Corp(b)
675,000	6.63%, 07/15/2026	713,664
200,000	6.00%, 06/01/2029	197,358
650,000	Ashtead Capital Inc(b) 4.38%, 08/15/2027	681,187
620,000	BAT Capital Corp 4.91%, 04/02/2030	709,906
180,000	Bausch Health Americas Inc(b) 9.25%, 04/01/2026	192,236
655,000	Bausch Health Cos Inc(b) 7.00%, 01/15/2028	671,178
510,000	Carriage Services Inc(b) 4.25%, 05/15/2029	510,561
185,000	Catalent Pharma Solutions Inc(b) 3.13%, 02/15/2029	181,661
	Centene Corp
375,000	4.63%, 12/15/2029	408,675
260,000	3.00%, 10/15/2030	266,500
1,165,000	2.50%, 03/01/2031	1,148,981
510,000	2.63%, 08/01/2031	506,552
	Charles River Laboratories International Inc(b)
115,000	3.75%, 03/15/2029	117,444
120,000	4.00%, 03/15/2031	125,728
775,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	802,954
	CHS / Community Health Systems Inc(b)
400,000	6.63%, 02/15/2025	418,500
415,000	6.88%, 04/15/2029	415,975
75,000	6.13%, 04/01/2030	72,879
460,000	4.75%, 02/15/2031	462,875
767,000	CoStar Group Inc(b) 2.80%, 07/15/2030	780,094
515,000	DaVita Inc(b) 4.63%, 06/01/2030	529,735
275,000	Deluxe Corp(b) 8.00%, 06/01/2029	287,375
	Encompass Health Corp
510,000	4.50%, 02/01/2028	526,575
75,000	4.75%, 02/01/2030	78,881
305,000	Endo Luxembourg Finance Co I SARL / Endo US Inc(b) 6.13%, 04/01/2029	305,000

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 360,000	Gartner Inc(b) 3.75%, 10/01/2030	$ 370,512
	HCA Inc
200,000	7.50%, 12/15/2023	226,756
310,000	7.05%, 12/01/2027	385,563
570,000	4.13%, 06/15/2029	636,702
2,560,000	5.25%, 06/15/2049	3,267,454
520,000	HCRX Investments Holdco LP(b) 4.50%, 08/01/2029	522,600
75,000	HealthEquity Inc(b) 4.50%, 10/01/2029	76,125
600,000	Herbalife Nutrition Ltd / HLF Financing Inc(b) 7.88%, 09/01/2025	643,500
250,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	250,000
860,000	Hologic Inc(b) 3.25%, 02/15/2029	860,408
395,000	Illumina Inc 2.55%, 03/23/2031	398,656
285,000	Jaguar Holding Co II / PPD Development LP(b) 5.00%, 06/15/2028	306,757
200,000	Jazz Securities Designated Activity Co(b) 4.38%, 01/15/2029	207,260
260,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b) 3.75%, 12/01/2031	270,538
260,000	Kimberly-Clark de Mexico SAB de CV(b) 2.43%, 07/01/2031	259,142
	Kraft Heinz Foods Co
140,000	5.00%, 06/04/2042	171,688
695,000	5.20%, 07/15/2045	870,518
970,000	4.38%, 06/01/2046	1,103,685
1,005,000	4.88%, 10/01/2049	1,223,180
210,000	Lannett Co Inc(b) 7.75%, 04/15/2026	193,200
	Legacy LifePoint Health LLC(b)
10,000	6.75%, 04/15/2025	10,509
310,000	4.38%, 02/15/2027	309,225
360,000	Metis Merger Sub LLC(b) 6.50%, 05/15/2029	350,100
35,000	Mozart Debt Merger Sub 5.25%, 10/01/2029	35,000
365,000	Natura Cosmeticos SA(b) 4.13%, 05/03/2028	369,471
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b)
206,000	7.38%, 06/01/2025	217,330
91,000	7.25%, 02/01/2028	97,381
360,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	366,750
655,000	Pilgrim's Pride Corp(b) 3.50%, 03/01/2032	664,825
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 85,000	Prime Healthcare Services Inc(b) 7.25%, 11/01/2025	$ 91,163
60,000	Sabre Global Inc(b) 9.25%, 04/15/2025	69,347
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	100,655
350,000	Square Inc(b) 3.50%, 06/01/2031	359,006
720,000	Surgery Center Holdings Inc(b)(g) 6.75%, 07/01/2025	732,600
570,000	Team Health Holdings Inc(b) 6.38%, 02/01/2025	550,837
	Tenet Healthcare Corp(b)
45,000	7.50%, 04/01/2025	47,756
140,000	4.88%, 01/01/2026	144,889
105,000	6.25%, 02/01/2027	108,938
160,000	6.13%, 10/01/2028	168,076
1,140,000	Terminix Co LLC 7.45%, 08/15/2027	1,382,250
	Teva Pharmaceutical Finance Netherlands III BV
200,000	7.13%, 01/31/2025(g)	218,750
1,445,000	3.15%, 10/01/2026	1,383,587
2,550,000	4.10%, 10/01/2046	2,199,375
545,000	TriNet Group Inc(b) 3.50%, 03/01/2029	546,362
195,000	Triton Water Holdings Inc(b) 6.25%, 04/01/2029	198,169
535,000	Turning Point Brands Inc(b) 5.63%, 02/15/2026	557,737
155,000	United Rentals North America Inc 4.00%, 07/15/2030	160,813
585,000	Universal Health Services Inc(b) 2.65%, 01/15/2032	579,289
530,000	Vector Group Ltd(b) 5.75%, 02/01/2029	530,000
		37,734,651
Energy — 6.30%
	Aker BP ASA(b)
200,000	3.00%, 01/15/2025	210,539
615,000	3.75%, 01/15/2030	658,448
730,000	4.00%, 01/15/2031	794,022
835,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	848,569
589,990	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	692,881
	Antero Midstream Partners LP / Antero Midstream Finance Corp(b)
235,000	7.88%, 05/15/2026	256,961
660,000	5.75%, 01/15/2028	683,925
	Antero Resources Corp(b)
165,000	8.38%, 07/15/2026	186,900

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 190,000	7.63%, 02/01/2029	$ 212,420
205,000	5.38%, 03/01/2030	215,896
615,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	670,350
585,000	BP Capital Markets PLC(i) 4.88%, Perpetual	643,067
	Callon Petroleum Co
368,493	6.13%, 10/01/2024	362,129
25,000	8.00%, 08/01/2028(b)	24,688
	Cheniere Corpus Christi Holdings LLC
635,000	5.13%, 06/30/2027	734,128
1,035,000	3.70%, 11/15/2029	1,123,182
290,000	Cheniere Energy Inc 4.63%, 10/15/2028	305,588
610,000	Cheniere Energy Partners LP(b) 3.25%, 01/31/2032	612,013
	Chesapeake Energy Corp(b)
535,000	5.50%, 02/01/2026	559,075
105,000	5.88%, 02/01/2029	112,187
435,000	Citgo Petroleum Corp(b) 7.00%, 06/15/2025	444,788
45,000	CNX Midstream Partners LP(b) 4.75%, 04/15/2030	45,696
85,000	Colgate Energy Partners III LLC(b) 5.88%, 07/01/2029	85,638
	Continental Resources Inc
95,000	3.80%, 06/01/2024	99,826
300,000	4.38%, 01/15/2028	331,875
335,000	5.75%, 01/15/2031(b)	404,931
545,000	Coronado Finance Pty Ltd(b) 10.75%, 05/15/2026	594,050
	CrownRock LP / CrownRock Finance Inc(b)
550,000	5.63%, 10/15/2025	562,897
310,000	5.00%, 05/01/2029	323,671
780,000	CSI Compressco LP / CSI Compressco Finance Inc(b) 7.50%, 04/01/2025	768,300
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	490,819
250,000	Diamondback Energy Inc 3.13%, 03/24/2031	259,592
340,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	536,148
	Energean Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	368,550
470,000	5.88%, 03/30/2031	482,337
	Energy Transfer LP
715,000	6.50%, Perpetual(i)	744,580
110,000	3.75%, 05/15/2030	118,862
315,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	324,617
	EQM Midstream Partners LP(b)
175,000	6.00%, 07/01/2025	191,835
Principal Amount(a)		Fair Value
Energy — (continued)
$ 200,000	6.50%, 07/01/2027	$ 224,950
145,000	4.50%, 01/15/2029	150,438
160,000	4.75%, 01/15/2031	166,403
	EQT Corp
50,000	3.13%, 05/15/2026(b)	51,256
35,000	5.00%, 01/15/2029	39,408
105,000	3.63%, 05/15/2031(b)	109,410
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	79,056
360,000	Hess Corp 5.60%, 02/15/2041	449,802
165,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	166,856
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
390,000	5.75%, 02/01/2029	400,725
390,000	6.00%, 02/01/2031	400,725
825,000	HollyFrontier Corp 5.88%, 04/01/2026	947,017
545,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	609,168
590,000	Kinder Morgan Inc 7.75%, 01/15/2032	846,468
650,000	Kosmos Energy Ltd(b) 7.50%, 03/01/2028	630,500
255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	276,230
	Lundin Energy Finance BV(b)
1,230,000	2.00%, 07/15/2026	1,237,420
380,000	3.10%, 07/15/2031	385,299
460,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	472,512
385,000	Nabors Industries Ltd(b) 7.25%, 01/15/2026	374,451
440,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	457,699
	Occidental Petroleum Corp
20,000	5.50%, 12/01/2025	22,150
10,000	5.55%, 03/15/2026	11,100
315,000	3.50%, 08/15/2029	320,393
535,000	6.63%, 09/01/2030	659,387
330,000	6.13%, 01/01/2031(g)	396,157
410,000	4.50%, 07/15/2044	411,972
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	249,507
70,000	6.20%, 09/15/2043	90,704
	Ovintiv Inc
90,000	8.13%, 09/15/2030	123,818
20,000	7.20%, 11/01/2031	26,839
20,000	7.38%, 11/01/2031	27,129
75,000	6.50%, 08/15/2034	101,151
160,000	6.63%, 08/15/2037	219,431
30,000	6.50%, 02/01/2038	41,267

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 430,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	$ 449,887
680,000	Patterson-UTI Energy Inc 5.15%, 11/15/2029	697,856
510,000	Pertamina Persero PT(b) 6.45%, 05/30/2044	664,505
395,000	Petrobras Global Finance BV 7.38%, 01/17/2027	476,585
1,800,000	Petroleos de Venezuela SA(b)(j) 6.00%, 05/16/2024	103,500
	Petroleos Mexicanos
2,460,000	6.50%, 03/13/2027	2,598,031
1,405,000	5.95%, 01/28/2031	1,362,007
800,000	6.38%, 01/23/2045	680,088
800,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	865,632
	Plains All American Pipeline LP / PAA Finance Corp
825,000	3.80%, 09/15/2030	880,765
390,000	4.30%, 01/31/2043	400,470
415,000	4.70%, 06/15/2044	445,378
35,000	4.90%, 02/15/2045	37,719
20,000	Rockcliff Energy II LLC(b) 5.50%, 10/15/2029	20,300
	Sabine Pass Liquefaction LLC
420,000	4.20%, 03/15/2028	468,929
1,000,000	4.50%, 05/15/2030	1,152,610
1,020,000	Saudi Arabian Oil Co(b) 2.25%, 11/24/2030	998,184
530,000	Southwestern Energy Co(b) 5.38%, 02/01/2029	566,999
715,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	879,833
65,000	Tap Rock Resources LLC(b) 7.00%, 10/01/2026	66,544
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
305,000	5.88%, 04/15/2026	318,534
160,000	4.88%, 02/01/2031	172,600
195,000	4.00%, 01/15/2032(b)	201,523
50,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	50,750
275,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	286,331
	Venture Global Calcasieu Pass LLC(b)
50,000	3.88%, 08/15/2029	51,503
470,000	4.13%, 08/15/2031	489,975
		43,649,816
Financial — 14.11%
595,000	Acrisure LLC / Acrisure Finance Inc(b) 7.00%, 11/15/2025	605,884
Principal Amount(a)		Fair Value
Financial — (continued)
$ 330,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.65%, 07/21/2027	$ 350,535
100,000	AGFC Capital Trust I(b)(e) 1.88%, 01/15/2067 3-mo. LIBOR + 1.75%	58,034
	Air Lease Corp
640,000	4.65%, Perpetual(i)	669,600
595,000	3.38%, 07/01/2025	631,862
10,000	4.63%, 10/01/2028	11,232
95,000	3.25%, 10/01/2029	98,834
380,000	3.00%, 02/01/2030	385,588
1,275,000	3.13%, 12/01/2030	1,306,187
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(i)	220,010
1,210,000	4.25%, 06/15/2026	1,322,736
665,000	Allstate Corp 5.75%, 08/15/2053	719,696
2,598,000	Ally Financial Inc 4.70%, Perpetual(i)	2,706,930
251,000	American Assets Trust LP REIT 3.38%, 02/01/2031	260,007
120,000	American Homes 4 Rent REIT 2.38%, 07/15/2031	118,870
635,000	American Tower Corp REIT 2.10%, 06/15/2030	621,395
	Antares Holdings LP(b)
1,125,000	6.00%, 08/15/2023	1,217,052
250,000	2.75%, 01/15/2027	250,226
1,245,000	Ares Capital Corp 2.88%, 06/15/2028	1,261,208
755,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	800,375
	Athene Global Funding(b)
620,000	1.61%, 06/29/2026	619,551
1,150,000	2.55%, 11/19/2030	1,151,731
385,000	Athene Holding Ltd 3.50%, 01/15/2031	412,219
535,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	599,057
	Aviation Capital Group LLC(b)
910,000	5.50%, 12/15/2024	1,019,893
205,000	1.95%, 01/30/2026	204,259
438,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	472,867
400,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	435,500
545,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	609,146
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,953,610
	Bank of America Corp
715,000	4.18%, 11/25/2027	797,049
555,000	3.42%, 12/20/2028	601,530
890,000	2.48%, 09/21/2036	872,388

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 665,000	Bank of New York Mellon Corp(i) 4.70%, Perpetual	$ 729,837
	Barclays PLC
760,000	4.38%, Perpetual(i)	759,468
200,000	5.09%, 06/20/2030	230,776
985,000	3.56%, 09/23/2035	1,021,912
	BBVA Bancomer SA(b)
200,000	1.88%, 09/18/2025	201,090
570,000	5.13%, 01/18/2033	594,225
455,000	Blackstone Private Credit Fund(b) 2.63%, 12/15/2026	453,592
1,530,000	Blackstone Secured Lending Fund(b) 2.13%, 02/15/2027	1,512,879
980,000	Blue Owl Finance LLC(b) 3.13%, 06/10/2031	969,281
608,000	Brighthouse Financial Inc 5.63%, 05/15/2030	733,960
75,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	83,748
540,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	537,975
425,000	Capital Farm Credit ACA(b)(i) 5.00%, Perpetual	438,205
200,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	198,500
590,000	Citadel LP(b) 4.88%, 01/15/2027	637,145
350,000	Citigroup Inc(i) 6.25%, Perpetual	405,198
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	562,503
495,000	Cobra Acquisition Co LLC 6.38%, 11/01/2029	495,000
525,000	Coinbase Global Inc(b) 3.63%, 10/01/2031	499,078
110,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	111,116
400,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	364,600
	Crown Castle International Corp REIT
460,000	3.30%, 07/01/2030	490,242
1,130,000	2.25%, 01/15/2031	1,104,309
25,000	2.50%, 07/15/2031	24,980
	Deutsche Bank AG
290,000	3.55%, 09/18/2031	309,465
200,000	3.73%, 01/14/2032	206,497
325,000	3.04%, 05/28/2032	329,748
330,000	Discover Financial Services(i) 6.13%, Perpetual	370,333
118,062	Doric Nimrod Air Alpha Pass Through Trust(b) Series 2013-1 Class A 5.25%, 05/30/2023	118,499
Principal Amount(a)		Fair Value
Financial — (continued)
$ 970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	$ 996,669
700,000	EPR Properties REIT 4.75%, 12/15/2026	766,556
	Equinix Inc REIT
880,000	3.20%, 11/18/2029	933,623
615,000	2.15%, 07/15/2030	603,122
665,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	758,984
525,000	Fidelity National Financial Inc 3.40%, 06/15/2030	563,804
425,000	FS KKR Capital Corp 3.40%, 01/15/2026	444,075
1,360,000	GE Capital Funding LLC 4.40%, 05/15/2030	1,575,859
510,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	560,086
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	490,635
108,000	5.75%, 06/01/2028	126,711
280,000	5.30%, 01/15/2029	327,365
575,000	Goldman Sachs Group Inc 6.75%, 10/01/2037	823,565
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
630,000	6.25%, 05/15/2026	658,350
630,000	5.25%, 05/15/2027	653,625
65,000	4.38%, 02/01/2029	64,919
725,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	707,281
	Iron Mountain Inc REIT(b)
375,000	5.00%, 07/15/2028	390,863
530,000	5.25%, 07/15/2030	562,452
660,000	Itau Unibanco Holding SA(b)(g) 3.88%, 04/15/2031	639,877
	Jefferies Group LLC
705,000	6.45%, 06/08/2027	878,505
1,140,000	6.25%, 01/15/2036	1,531,310
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(i)	350,718
1,625,000	1.95%, 02/04/2032	1,567,672
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,276,780
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
125,000	5.25%, 10/01/2025	126,553
840,000	4.25%, 02/01/2027	831,600
710,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	729,578
715,000	Lincoln National Corp(e) 2.17%, 04/20/2067 3-mo. LIBOR + 2.04%	636,663
200,000	Logan Group Co Ltd 4.25%, 07/12/2025	187,500

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 600,000	MBIA Insurance Corp(b)(e)(j) 11.39%, 01/15/2033 3-mo. LIBOR + 11.26%	$ 66,000
	MetLife Inc
565,000	3.85%, Perpetual(i)	590,425
340,000	5.88%, Perpetual(g)(i)	399,762
245,000	9.25%, 04/08/2038(b)	372,429
915,000	10.75%, 08/01/2039	1,593,479
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
85,000	4.63%, 06/15/2025(b)	91,588
195,000	5.75%, 02/01/2027	224,250
660,000	3.88%, 02/15/2029(b)	702,900
665,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	694,639
285,000	Morgan Stanley 3.95%, 04/23/2027	316,951
195,000	MPT Operating Partnership LP / MPT Finance Corp REIT 4.63%, 08/01/2029	209,235
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,898,825
	Navient Corp
265,000	6.13%, 03/25/2024	283,749
10,000	5.88%, 10/25/2024	10,675
295,000	6.75%, 06/15/2026	325,571
790,000	5.00%, 03/15/2027	813,700
465,000	Nippon Life Insurance Co(b) 2.90%, 09/16/2051	458,502
415,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	416,318
433,000	Office Properties Income Trust REIT 2.65%, 06/15/2026	436,794
	OneMain Finance Corp
405,000	6.88%, 03/15/2025	455,119
585,000	7.13%, 03/15/2026	677,869
	Owl Rock Capital Corp
630,000	2.63%, 01/15/2027	631,112
645,000	2.88%, 06/11/2028	643,796
295,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	296,143
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	698,695
370,000	Phillips Edison Grocery Center Operating Partnership I LP REIT 2.63%, 11/15/2031	365,837
785,000	Prospect Capital Corp 3.71%, 01/22/2026	808,643
	Prudential Financial Inc
470,000	5.88%, 09/15/2042	488,861
390,000	5.63%, 06/15/2043	415,088
Principal Amount(a)		Fair Value
Financial — (continued)
$ 585,000	Regency Centers LP REIT 2.95%, 09/15/2029	$ 613,724
815,000	Retail Properties of America Inc REIT 4.75%, 09/15/2030	896,277
1,045,000	Rocket Mortgage LLC(b) 5.25%, 01/15/2028	1,125,987
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
1,510,000	2.88%, 10/15/2026	1,475,572
830,000	3.63%, 03/01/2029	839,337
1,305,000	3.88%, 03/01/2031	1,316,419
1,005,000	4.00%, 10/15/2033	997,462
380,000	Santander Holdings USA Inc 4.40%, 07/13/2027	426,930
905,000	SBA Communications Corp REIT(b) 3.13%, 02/01/2029	874,456
830,000	Service Properties Trust REIT(g) 4.95%, 02/15/2027	827,925
	Shimao Group Holdings Ltd
235,000	5.60%, 07/15/2026	232,093
200,000	3.45%, 01/11/2031	178,750
370,000	Simon Property Group LP REIT(g) 2.65%, 07/15/2030	381,388
400,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	376,075
150,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	153,075
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,930,969
2,475,000	4.25%, 08/19/2026	2,701,930
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	903,194
	Standard Chartered PLC(b)
1,145,000	4.64%, 04/01/2031	1,320,758
895,000	3.27%, 02/18/2036	887,932
320,000	Synovus Financial Corp 5.90%, 02/07/2029	344,906
980,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	1,019,286
730,000	Truist Financial Corp(i) 5.10%, Perpetual	839,135
1,215,000	Wells Fargo & Co(i) 3.90%, Perpetual	1,252,969
765,000	Zions Bancorp NA 3.25%, 10/29/2029	795,256
		97,723,282
Industrial — 4.00%
940,000	ARD Finance SA(b)(h) 6.50%, 06/30/2027 PIK rate, 7.25%	998,609
	Boeing Co
150,000	3.20%, 03/01/2029	156,090
220,000	2.95%, 02/01/2030	224,313

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 935,000	5.15%, 05/01/2030	$ 1,097,400
555,000	3.63%, 02/01/2031(g)	594,132
115,000	3.50%, 03/01/2039	115,275
40,000	5.71%, 05/01/2040	50,830
490,000	3.38%, 06/15/2046	465,410
105,000	3.65%, 03/01/2047	102,606
285,000	3.63%, 03/01/2048	279,797
160,000	3.85%, 11/01/2048	163,029
290,000	3.90%, 05/01/2049	298,526
1,025,000	3.75%, 02/01/2050	1,034,562
1,260,000	5.81%, 05/01/2050	1,679,543
95,000	3.83%, 03/01/2059	93,191
240,000	3.95%, 08/01/2059	246,311
180,000	5.93%, 05/01/2060	245,894
230,000	Bombardier Inc(b)(g) 6.00%, 02/15/2028	232,588
	Cemex SAB de CV(b)
375,000	5.13%, Perpetual(i)	381,941
400,000	5.45%, 11/19/2029	433,500
885,000	5.20%, 09/17/2030	950,534
1,400,000	3.88%, 07/11/2031	1,400,840
550,000	Cleaver-Brooks Inc(b)(g) 7.88%, 03/01/2023	541,750
560,000	CP Atlas Buyer Inc(b) 7.00%, 12/01/2028	561,400
	Embraer Netherlands Finance BV
185,000	5.05%, 06/15/2025	194,713
950,000	5.40%, 02/01/2027	1,010,572
	General Electric Co
840,000	3.45%, Perpetual(e)(i) 3-mo. LIBOR + 3.33%	822,150
355,000	3.63%, 05/01/2030	394,475
235,000	Huntington Ingalls Industries Inc 4.20%, 05/01/2030	265,248
620,000	Indian Railway Finance Corp Ltd(b) 2.80%, 02/10/2031	597,469
540,000	Jabil Inc 3.00%, 01/15/2031	553,763
205,000	Keysight Technologies Inc 3.00%, 10/30/2029	216,322
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	510,120
900,000	Louisiana-Pacific Corp(b) 3.63%, 03/15/2029	905,625
60,000	LSB Industries Inc(b) 6.25%, 10/15/2028	60,525
585,000	Mauser Packaging Solutions Holding Co(b) 7.25%, 04/15/2025	581,434
140,000	Mozart Debt Merger Sub 3.88%, 04/01/2029	140,000
	New Enterprise Stone & Lime Co Inc(b)
40,000	5.25%, 07/15/2028	40,450
350,000	9.75%, 07/15/2028	380,625
502,000	Owens Corning 7.00%, 12/01/2036	721,917
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 20,000	Roller Bearing Co of America Inc(b) 4.38%, 10/15/2029	$ 20,500
55,000	Seaspan Corp(b) 5.50%, 08/01/2029	56,112
300,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	305,385
	Spirit AeroSystems Inc
455,000	5.50%, 01/15/2025(b)	481,163
680,000	7.50%, 04/15/2025(b)	719,950
60,000	4.60%, 06/15/2028(g)	59,550
	SYNNEX Corp(b)
750,000	1.75%, 08/09/2026	741,971
1,065,000	2.38%, 08/09/2028	1,054,523
1,320,000	Textron Inc 3.00%, 06/01/2030	1,387,044
470,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(b) 7.75%, 04/15/2026	480,211
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	267,650
	TransDigm Inc
480,000	5.50%, 11/15/2027	493,200
335,000	4.63%, 01/15/2029	334,415
	Trident TPI Holdings Inc(b)
400,000	9.25%, 08/01/2024	420,344
435,000	6.63%, 11/01/2025	442,004
210,000	Vulcan Materials Co 3.50%, 06/01/2030	230,538
450,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	468,000
		27,706,039
Technology — 1.84%
	Broadcom Inc
541,000	4.15%, 11/15/2030	599,413
563,000	2.45%, 02/15/2031(b)	545,225
1,000,000	4.30%, 11/15/2032	1,120,633
574,000	3.19%, 11/15/2036	572,333
840,000	Citrix Systems Inc 3.30%, 03/01/2030	857,868
	Consensus Cloud Solutions Inc(b)
110,000	6.00%, 10/15/2026	113,025
170,000	6.50%, 10/15/2028	176,418
290,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	439,747
625,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	839,170
780,000	HP Inc 3.40%, 06/17/2030	829,808
	Marvell Technology Inc(b)
390,000	2.45%, 04/15/2028	397,320
330,000	2.95%, 04/15/2031	339,207
	Micron Technology Inc
170,000	5.33%, 02/06/2029	202,155
1,755,000	4.66%, 02/15/2030	2,025,709

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 295,000	MicroStrategy Inc(b)(g) 6.13%, 06/15/2028	$ 297,950
200,000	MSCI INC(b) 3.25%, 08/15/2033	202,292
590,000	NCR Corp(b) 5.13%, 04/15/2029	608,437
115,000	Open Text Corp(b) 3.88%, 02/15/2028	117,300
110,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	113,025
380,000	Qorvo Inc(b) 3.38%, 04/01/2031	400,672
535,000	Rocket Software Inc(b) 6.50%, 02/15/2029	529,650
825,000	Science Applications International Corp(b) 4.88%, 04/01/2028	852,596
565,000	Xerox Holdings Corp(b) 5.50%, 08/15/2028	584,928
		12,764,881
Utilities — 1.37%
	AES Corp
260,000	3.95%, 07/15/2030(b)	285,901
370,000	2.45%, 01/15/2031	364,910
	Calpine Corp(b)
235,000	4.50%, 02/15/2028	239,700
355,000	5.13%, 03/15/2028	359,521
955,000	3.75%, 03/01/2031	919,187
720,000	CMS Energy Corp 4.75%, 06/01/2050	809,935
70,000	Edison International 4.95%, 04/15/2025	77,074
1,220,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	1,268,575
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	224,346
	NRG Energy Inc(b)
390,000	4.45%, 06/15/2029	431,493
215,000	5.25%, 06/15/2029	228,706
	Pacific Gas & Electric Co
320,000	3.25%, 06/01/2031	318,837
335,000	4.30%, 03/15/2045	330,508
40,000	4.95%, 07/01/2050	42,555
740,000	3.50%, 08/01/2050	672,982
1,125,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	1,219,219
375,000	PG&E Corp 5.25%, 07/01/2030	383,906
742,000	Southern Co 3.75%, 09/15/2051	755,950
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 505,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	$ 532,568
		9,465,873
TOTAL CORPORATE BONDS AND NOTES — 49.57% (Cost $321,865,126)		$343,352,135
CONVERTIBLE BONDS
Communications — 1.11%
4,825,000	DISH Network Corp 2.38%, 03/15/2024	4,701,360
300,000	Expedia Group Inc(b)(g)(k) (1.69%), 02/15/2026	323,895
1,090,000	Palo Alto Networks Inc 0.38%, 06/01/2025	1,799,670
475,000	Twitter Inc(b)(k) 1.73%, 03/15/2026	440,961
410,000	Uber Technologies Inc(b)(k) 0.67%, 12/15/2025	398,779
		7,664,665
Consumer, Cyclical — 0.30%
210,000	JetBlue Airways Corp(b)(g) 0.50%, 04/01/2026	205,767
335,000	Peloton Interactive Inc(b)(k) 3.11%, 02/15/2026	294,896
105,000	Penn National Gaming Inc 2.75%, 05/15/2026	335,055
820,000	Southwest Airlines Co 1.25%, 05/01/2025	1,224,875
		2,060,593
Consumer, Non-Cyclical — 0.56%
	BioMarin Pharmaceutical Inc
480,000	0.60%, 08/01/2024	491,129
1,675,000	1.25%, 05/15/2027	1,676,379
215,000	Guardant Health Inc(b)(k) (2.07%), 11/15/2027	246,175
295,000	Ionis Pharmaceuticals Inc(b)(k) 2.23%, 04/01/2026	268,078
185,000	Livongo Health Inc 0.88%, 06/01/2025	243,442
990,000	Teladoc Health Inc 1.25%, 06/01/2027	994,392
		3,919,595
Technology — 0.05%
350,000	Splunk Inc 1.13%, 06/15/2027	343,219
TOTAL CONVERTIBLE BONDS — 2.02% (Cost $13,592,891)		$13,988,072

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
$ 825,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	$ 853,875
4,194(l)	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2025	764,771
	Colombia Government International Bond
1,405,000	3.13%, 04/15/2031	1,315,122
200,000	4.13%, 05/15/2051	171,624
	Dominican Republic International Bond(b)
365,000	5.95%, 01/25/2027	410,629
700,000	4.50%, 01/30/2030	712,257
205,000	5.88%, 01/30/2060	200,594
655,000	Ecuador Government International Bond(b)(c) 1.00%, 07/31/2035	431,488
	Egypt Government International Bond(b)
790,000	7.60%, 03/01/2029	818,148
270,000	7.30%, 09/30/2033	262,116
560,000	8.50%, 01/31/2047	540,400
515,000	El Salvador Government International Bond(b) 5.88%, 01/30/2025	392,693
1,410,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	1,603,875
	Export-Import Bank of Korea
25,200,000	INR, 6.75%, 08/09/2022	345,491
140,800,000	INR, 4.89%, 08/09/2023(b)	1,886,419
870,000	Ghana Government International Bond(b) 8.13%, 03/26/2032	823,107
675,000	Guatemala Government International Bond 3.70%, 10/07/2033	658,996
	Indonesia Government International Bond
765,000	4.35%, 01/08/2027(b)	862,372
1,830,000	2.85%, 02/14/2030	1,889,128
29,070,000	International Finance Corp INR, 5.85%, 11/25/2022	395,942
645,000	Israel Government International Bond 2.75%, 07/03/2030	685,499
470,000	Ivory Coast Government International Bond(b) 6.38%, 03/03/2028	515,825
317,717(m)	Mexican Bonos(g) MXN, 6.75%, 03/09/2023	1,556,300
	Mexico Government International Bond
430,000	2.66%, 05/24/2031	414,834
830,000	4.50%, 01/31/2050	848,841
1,595,000	3.77%, 05/24/2061	1,414,302
200,000	Mongolia Government International Bond(b) 4.45%, 07/07/2031	193,691
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 355,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	$ 399,493
	Nigeria Government International Bond(b)
200,000	6.50%, 11/28/2027	207,252
215,000	7.88%, 02/16/2032	223,340
200,000	7.38%, 09/28/2033	201,600
1,105,000	Oman Government International Bond(b) 7.38%, 10/28/2032	1,257,592
	Pakistan Government International Bond(b)
365,000	8.25%, 09/30/2025	395,569
200,000	6.88%, 12/05/2027	201,016
	Panama Government International Bond
200,000	4.30%, 04/29/2053	211,566
315,000	3.87%, 07/23/2060	308,045
600,000	Petroleos Mexicanos 7.69%, 01/23/2050	568,140
505,000	Philippine Government International Bond 3.70%, 03/01/2041	533,462
	Qatar Government International Bond(b)
415,000	3.75%, 04/16/2030	467,199
670,000	4.40%, 04/16/2050	816,556
205,000	Republic of Kenya Government International Bond(b) 8.00%, 05/22/2032	226,381
680,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	683,271
	Saudi Government International Bond(b)
825,000	3.63%, 03/04/2028	905,437
910,000	4.50%, 10/26/2046	1,049,903
	Turkey Government International Bond
360,000	4.88%, 10/09/2026	344,808
320,000	6.13%, 10/24/2028	316,077
380,000	7.63%, 04/26/2029	405,036
285,000	5.25%, 03/13/2030	262,795
	Ukraine Government International Bond(b)
695,000	6.88%, 05/21/2029	704,334
1,060,000	7.25%, 03/15/2033	1,073,509
1,700,000	Venezuela Government International Bond(j) 7.65%, 04/21/2025	172,125
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.75% (Cost $34,309,126)		$32,902,845

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.01%
$ 665,224	Ajax Mortgage Loan Trust(b)(d) Series 2021-A Class A1 1.07%, 09/25/2065	$ 662,981
621,231	Angel Oak Mortgage Trust(b)(d) Series 2021-3 Class A2 1.31%, 05/25/2066	622,141
480,992	Angel Oak SB Commercial Mortgage Trust(b)(d) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	481,573
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
303,672	3.81%, 01/25/2049	308,185
	Series 2019-2 Class A1
429,898	3.35%, 04/25/2049	435,214
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	484,018
41,796	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	41,833
439,427	BRAVO Residential Funding Trust(b)(c) Series 2021-A Class A1 1.99%, 10/25/2059	439,491
985,000	BX Trust(b)(d) Series 2019-OC11 Class D 4.08%, 12/09/2041	1,041,034
920,000	CAFL Issuer LLC(b)(c) Series 2021-RTL1 Class A1 2.24%, 03/26/2029	921,547
	Citigroup Mortgage Loan Trust(b)(d)
	Series 2019-IMC1 Class A1
228,960	2.72%, 07/25/2049	230,825
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	201,857
107,219	COLT Mortgage Loan Trust(b)(d) Series 2020-1 Class A1 2.49%, 02/25/2050	107,276
	COMM Mortgage Trust
	Series 2012-CR3 Class AM
185,000	3.42%, 10/15/2045(b)	185,505
	Series 2012-LC4 Class B
160,000	4.93%, 12/10/2044(d)	160,204
100,000	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	99,502
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
125,000	4.18%, 09/15/2037	127,014
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	95,163
	Series 2019-RP10 Class A1
222,093	2.99%, 12/26/2059(d)	223,244
	Series 2020-RPL3 Class A1
224,009	2.69%, 03/25/2060(d)	226,595
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-RPL4 Class A1
$ 556,230	2.00%, 01/25/2060(d)	$ 566,675
	Series 2021-RPL1 Class A1
352,046	1.67%, 09/27/2060(d)	353,007
235,000	DBUBS Mortgage Trust(b)(d) Series 2017-BRBK Class D 3.65%, 10/10/2034	242,870
1,040,000	Dominion Mortgage Trust(b)(c) Series 2021-RTL1 Class A1 2.49%, 07/25/2027	1,044,084
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
133,414	3.05%, 11/25/2059	135,119
	Series 2021-2 Class A3
861,356	1.29%, 06/25/2066	862,081
129,327	Extended Stay America Trust(b)(e) Series 2021-ESH Class D 2.33%, 07/15/2038 1-mo. LIBOR + 2.25%	130,930
	Galton Funding Mortgage Trust(b)(d)
	Series 2019-H1 Class A1
40,311	2.66%, 10/25/2059	40,890
	Series 2020-H1 Class A1
183,374	2.31%, 01/25/2060	186,240
285,180	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	292,472
	Goldman Sachs Mortgage Securities Corp Trust(d)
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033(b)	135,101
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033(b)	368,970
	Series 2014-GC18 Class B
275,000	4.89%, 01/10/2047	272,528
	Series 2020-NQM1 Class A3
342,417	2.35%, 09/27/2060(b)	346,343
430,000	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 4.51%, 12/15/2047	436,648
	JPMorgan Mortgage Trust(d)
	Series 2005-A5 Class 1A2
105,933	2.37%, 08/25/2035	110,417
	Series 2014-2 Class 2A2
344,996	3.50%, 06/25/2029(b)	351,370
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
371,173	3.25%, 11/25/2059(c)	373,234
	Series 2020-GS1 Class A1
393,425	2.88%, 10/25/2059(c)	394,975
	Series 2020-GS5 Class A1
102,043	3.25%, 06/25/2060	103,689
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	212,925

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-GS4 Class A1
$ 142,376	1.65%, 11/25/2060(c)	$ 142,195
	LHOME Mortgage Trust(b)
	Series 2021-RTL1 Class A1
515,000	2.09%, 09/25/2026(d)	513,965
	Series 2021-RTL2 Class A1
350,000	2.09%, 06/25/2026(c)	349,722
	Mello Warehouse Securitization Trust(b)(e)
	Series 2021-1 Class C
420,000	1.18%, 02/25/2055 1-mo. LIBOR + 1.10%	420,100
	Series 2021-2 Class C
330,000	1.19%, 04/25/2055 1-mo. LIBOR + 1.10%	330,422
460,601	MetLife Securitization Trust(b)(d) Series 2019-1A Class A1A 3.75%, 04/25/2058	474,405
	Mill City Mortgage Loan Trust(b)(d)
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	642,475
	Series 2019-GS1 Class A1
365,743	2.75%, 07/25/2059	374,664
100,000	Morgan Stanley Bank of America Commerical Mortgage Securities Trust(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	99,526
75,000	Morgan Stanley Bank of America Merrill Lynch Trust(d) Series 2013-C12 Class C 4.92%, 10/15/2046	75,263
	New Residential Mortgage Loan Trust(b)(d)
	Series 2016-4A Class B1A
758,955	4.50%, 11/25/2056	823,071
	Series 2017-2A Class A3
1,313,343	4.00%, 03/25/2057	1,399,593
	Series 2021-NQ2R Class A1
361,623	0.94%, 10/25/2058	361,912
	Onslow Bay Mortgage Loan Trust(b)(d)
	Series 2018-EXP2 Class 1A1
40,091	4.00%, 07/25/2058	40,076
	Series 2019-INV1 Class A3
139,397	4.50%, 11/25/2048	143,244
221,805	OSW Structured Asset Trust(b)(c) Series 2020-RPL1 Class A1 3.07%, 12/26/2059	222,605
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-2 Class A1
938,310	3.67%, 08/25/2025(c)	944,324
	Series 2020-3 Class A1
1,205,723	2.86%, 09/25/2025(c)	1,208,136
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-5 Class A1
$ 595,971	3.10%, 11/25/2025(c)	$ 599,597
	Series 2020-6 Class A1
725,535	2.36%, 11/25/2025(c)	729,687
	Series 2021-1 Class A1
592,016	2.12%, 01/25/2026(d)	593,099
	Series 2021-2 Class A1
783,961	2.12%, 03/25/2026(d)	785,126
	Series 2021-3 Class A1
601,275	1.87%, 04/25/2026(c)	603,836
	Series 2021-8 Class A1
455,000	1.74%, 09/25/2026(d)	454,865
	Series 2021-RPL1 Class A1
268,180	1.32%, 07/25/2051(d)	267,495
458,854	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	462,962
660,000	RCO VII Mortgage LLC(b)(c) Series 2021-2 Class A1 2.12%, 09/25/2026	659,927
525,154	Residential Mortgage Loan Trust(b)(d) Series 2019-2 Class A1 2.91%, 05/25/2059	531,827
237,725	Rocket Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	242,249
49,924	Sequoia Mortgage Trust(b)(d) Series 2019-CH2 Class A1 4.50%, 08/25/2049	50,398
370,625	SG Residential Mortgage Trust(b)(d) Series 2019-3 Class A1 2.70%, 09/25/2059	371,681
313,101	Starwood Mortgage Residential Trust (b)(d) Series 2021-3 Class A3 1.52%, 06/25/2056	312,161
500,000	Toorak Mortgage Corp Ltd(b)(c) Series 2021-1 Class A1 2.24%, 06/25/2024	500,256
840,000	TVC Mortgage Trust(b)(c) Series 2020-RTL1 Class M 5.19%, 09/25/2024	836,643
780,000	UBS Commercial Mortgage Trust(b)(d) Series 2012-C1 Class D 5.73%, 05/10/2045	740,278
85,000	UBS-Barclays Commercial Mortgage Trust(b)(d) Series 2012-C2 Class BEC 4.97%, 05/10/2063	79,788
	Verus Securitization Trust(b)(d)
	Series 2019-4 Class M1
310,000	3.21%, 11/25/2059	314,782
	Series 2021-R3 Class A1
259,617	1.02%, 04/25/2064	260,164

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 349,319	Visio Trust(b) Series 2020-1R Class A2 1.57%, 11/25/2055	$ 350,602
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
195,000	4.44%, 07/15/2046	195,222
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	133,854
245,507	Wells Fargo Mortgage Backed Securities Trust(b)(d) Series 2020-4 Class A1 3.00%, 07/25/2050	250,279
	WFRBS Commercial Mortgage Trust
	Series 2012-C6 Class AS
135,000	3.84%, 04/15/2045	135,874
	Series 2012-C7 Class AS
250,000	4.09%, 06/15/2045(d)	252,244
	Series 2012-C7 Class C
210,000	4.96%, 06/15/2045(d)	158,771
	Series 2013-C15 Class B
180,000	4.65%, 08/15/2046(d)	179,596
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	197,406
	Series 2014-C24 Class AS
390,000	3.93%, 11/15/2047	412,920
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(d)	70,804
	Series 2014-C24 Class C
90,000	4.29%, 11/15/2047(d)	83,906
280,000	ZH Trust(b) Series 2021-1 Class A 2.25%, 02/18/2027	280,398
TOTAL MORTGAGE-BACKED SECURITIES — 5.01% (Cost $34,579,105)		$34,720,165
MUNICIPAL BONDS AND NOTES
130,000	Sales Tax Securitization Corp 3.41%, 01/01/2043	140,418
2,380,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,485,194
TOTAL MUNICIPAL BONDS AND NOTES — 0.38% (Cost $2,500,519)		$2,625,612
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,470,000	0.13%, 09/30/2022	3,471,085
12,500,000	0.13%, 12/31/2022	12,496,094
6,455,000	0.13%, 02/28/2023	6,450,209
6,985,000	0.13%, 04/30/2023	6,975,723
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 6,970,000	0.13%, 05/31/2023	$ 6,958,837
3,485,000	0.13%, 06/30/2023	3,479,010
15,640,000	0.25%, 09/30/2023	15,627,781
1,745,000	0.88%, 06/30/2026	1,738,865
TOTAL U.S. TREASURY BONDS AND NOTES — 8.26% (Cost $57,216,420)		$57,197,604
Shares
COMMON STOCK
Basic Materials — 0.15%
43,327	Hexion Holdings Corp Class B(n)	953,194
1,763	Newmont Corp	95,731
		1,048,925
Communications — 0.41%
2,120	Cisco Systems Inc	115,391
1,786	Comcast Corp Class A	99,891
20,318	T-Mobile US Inc(n)	2,595,828
		2,811,110
Consumer, Cyclical — 0.06%
238	Cummins Inc	53,446
188	Home Depot Inc	61,713
650	NMG Parent LLC(n)	84,500
907	Starbucks Corp	100,051
740	Walmart Inc	103,141
		402,851
Consumer, Non-Cyclical — 0.11%
795	Abbott Laboratories	93,913
311	Anthem Inc	115,941
270	Automatic Data Processing Inc	53,978
1,944	Coca-Cola Co	102,002
607	Johnson & Johnson	98,030
1,338	Merck & Co Inc	100,497
782	Procter & Gamble Co	109,324
290	UnitedHealth Group Inc	113,315
		787,000
Energy — 0.11%
942	Chevron Corp	95,566
4,879	Quarternorth Energy Holding Inc(n)	561,085
4,107	Williams Cos Inc	106,535
		763,186
Financial — 0.05%
458	American Tower Corp REIT	121,558
135	BlackRock Inc	113,219

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,221	Morgan Stanley	$ 118,815
		353,592
Industrial — 0.06%
271	Deere & Co	90,804
289	Lockheed Martin Corp	99,734
462	Union Pacific Corp	90,557
600	United Parcel Service Inc Class B	109,260
		390,355
Technology — 0.06%
376	Accenture PLC Class A	120,290
763	Apple Inc	107,965
327	Clarivate PLC(n)	7,161
410	Microsoft Corp	115,587
297	Texas Instruments Inc	57,086
		408,089
Utilities — 0.03%
1,108	Duke Energy Corp	108,130
1,275	NextEra Energy Inc	100,113
		208,243
TOTAL COMMON STOCK — 1.04% (Cost $10,000,270)		$7,173,351
CONVERTIBLE PREFERRED STOCK
Communications — 0.10%
577	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	652,454
Consumer, Non-Cyclical — 0.17%
10,098	Bunge Ltd 4.88%	1,201,080
Energy — 0.09%
12,538	El Paso Energy Capital Trust I 4.75%	625,646
Financial — 0.57%
1,169	Bank of America Corp 7.25%	1,680,087
785,000	Charles Schwab Corp 4.00%	809,728
987	Wells Fargo & Co 7.50%	1,462,658
		3,952,473
Technology — 0.09%
7,075	Clarivate PLC 5.25%	613,631
TOTAL CONVERTIBLE PREFERRED STOCK — 1.02% (Cost $6,672,479)		$7,045,284
Shares		Fair Value
EXCHANGE TRADED FUNDS
110,095	Invesco Senior Loan ETF	$ 2,434,201
27,832	VanEck Vectors High Yield Muni ETF(g)	1,738,943

TOTAL EXCHANGE TRADED FUNDS — 0.60% (Cost $4,184,814)		$4,173,144
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,207,000	BlackRock FedFund Institutional Class(o), 0.03%(p)	1,207,000
1,207,000	Federated Hermes Government Obligations Fund Premier Shares(o), 0.03%(p)	1,207,000
1,207,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(o), 0.01%(p)	1,207,000
1,207,000	Goldman Sachs Financial Square Government Fund Institutional Class(o), 0.03%(p)	1,207,000
1,207,000	Invesco Government & Agency Portfolio Institutional Class(o), 0.03%(p)	1,207,000
1,207,000	JPMorgan U.S. Government Money Market Fund Capital Shares(o), 0.03%(p)	1,207,000
1,207,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(o), 0.03%(p)	1,207,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.22% (Cost $8,449,000)		$8,449,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.71%
$1,772,575	Undivided interest of 12.30% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $1,772,575 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(o)	1,772,575

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,183,578	Undivided interest of 3.45% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $3,183,578 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(o)	$ 3,183,578
TOTAL SHORT TERM INVESTMENTS — 0.71% (Cost $4,956,153)		$4,956,153
TOTAL INVESTMENTS — 101.07% (Cost $680,315,045)		$700,063,571
OTHER ASSETS & LIABILITIES, NET — (1.07)%		$(7,433,163)
TOTAL NET ASSETS — 100.00%		$692,630,408
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2021. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2021.
(f)	All or a portion of this position has not settled as of September 30, 2021. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at September 30, 2021.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Security in default.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Principal amount is stated in 1,000 Brazilian Real Units.
(m)	Principal amount is stated in 100 Mexican Peso Units.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of September 30, 2021.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
Currency Abbreviations
BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for Common Stock, Exchange Traded Funds, and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021